FILE NOS. 33-31894 AND 811-5954

AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 30, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Post-Effective Amendment No. 94	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 Amendment No. 95	☒

THE CHARLES SCHWAB FAMILY OF FUNDS

(Exact Name of Registrant as Specified in Charter)

211 Main Street, San Francisco, California 94105

(Address of Principal Executive Offices)

(800) 648-5300

(Registrant’s Telephone Number, including Area Code)

Marie Chandoha

211 Main Street, San Francisco, California 94105

(Name and Address of Agent for Service)

Copies of communications to:

Douglas P. Dick, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006	John M. Loder, Esq. Ropes & Gray LLP 800 Boylston Street Boston, MA 02199-3600	David J. Lekich, Esq. Charles Schwab Investment Management, Inc. 211 Main Street SF211MN-05-491 San Francisco, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Schwab Variable Share Price Money Fund™

Prospectus

            , 2016

Schwab Variable Share Price Money Fund™

Ultra Shares (SVUXX)

Premier Shares (SVRXX)*

Select Shares (SVCXX)*

Investor Shares (SVOXX)*

*	Not currently offered for sale

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved these securities or passed on whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Schwab Variable Share Price Money Fund™ —

Ultra Shares

Premier Shares

Select Shares

Investor Shares

Schwab Variable Share Price Money Fund®

Ticker Symbol:    Ultra Shares: SVUXX

Investment objective

The fund’s goal is to seek current income consistent with stability of capital and liquidity.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold Ultra Shares of the fund.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses	0.03

Total annual fund operating expenses	0.35
Less expense reduction	(0.14)

Total annual fund operating expenses after expense reduction[1]	0.21

[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Ultra Shares to 0.21% through     /    /     (the “contractual expense limitation agreement”). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Ultra Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Ultra Shares for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Ultra Shares’ operating expenses through     /    /     are the same as those shown above as total annual fund operating expenses after expense reduction, and for all subsequent periods are the same as those shown above as total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years

Principal investment strategies

The fund is a money market fund that is designed to serve as a complementary product to traditional stable share price money market funds. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains.

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

●	commercial paper, including asset-backed commercial paper

●	promissory notes

●	certificates of deposit and time deposits

●	variable- and floating-rate debt securities

●	bank notes and bankers’ acceptances

●	repurchase agreements

●

obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.

The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are

Schwab Variable Share Price Money Fund®	1

collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.

In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. Effective October 14, 2016, the fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.

Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the

2	Schwab Variable Share Price Money Fund®

value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.

Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.

Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Performance

The Fund began operations on             , 2016, so performance information is not yet available.

Investment adviser

Charles Schwab Investment Management, Inc.

Purchase and sale of fund shares

The fund is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.

You may invest directly in the fund by placing purchase and redemption orders through the fund’s transfer agent by contacting the transfer agent by phone or in writing to obtain an account application (direct orders). You may contact the transfer agent:

●	by telephone at 1-800-407-0256; or

●	by mail to Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

When you place orders to purchase, exchange or redeem fund shares through Charles Schwab & Co., Inc. (Schwab) or another financial intermediary (intermediary orders), you must follow Schwab’s or the other financial intermediary’s transaction procedures.

The fund’s Ultra Share Class has been established as a cash management vehicle for affiliated mutual funds. The Ultra Share Class is not available to other investors. The fund reserves the right to change the availability of the Ultra Share Class at any time without prior notice to shareholders. Set forth below are the investment minimums for the Ultra Shares of the fund. These minimums may be waived for certain investors or in the fund’s sole discretion.

Minimum initial investment	Minimum additional investment	Minimum balance
$10,000,000	$1	None

Schwab Variable Share Price Money Fund®	3

Tax information

Distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

Payments to financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	Schwab Variable Share Price Money Fund®

Schwab Variable Share Price Money Fund®

Ticker Symbol:    Premier Shares: SVRXX

Investment objective

The fund’s goal is to seek current income consistent with stability of capital and liquidity.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold Premier Shares of the fund.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses	0.05

Total annual fund operating expenses	0.37
Less expense reduction	(0.13)

Total annual fund operating expenses after expense reduction[1]	0.24

[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Premier Shares to 0.24% through     /    /     (the “contractual expense limitation agreement”). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Premier Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Premier Shares for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Premier Shares’ operating expenses through     /    /     are the same as those shown above as total annual fund operating expenses after expense reduction, and for all subsequent periods are the same as those shown above as total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years

Principal investment strategies

The fund is a money market fund that is designed to serve as a complementary product to traditional stable share price money market funds. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains.

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

●	commercial paper, including asset-backed commercial paper

●	promissory notes

●	certificates of deposit and time deposits

●	variable- and floating-rate debt securities

●	bank notes and bankers’ acceptances

●	repurchase agreements

●

obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.

The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan

Schwab Variable Share Price Money Fund®	5

participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.

In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. Effective October 14, 2016, the fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.

Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the

6	Schwab Variable Share Price Money Fund®

securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.

Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.

Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Performance

The Fund began operations on             , 2016, so performance information is not yet available.

Investment adviser

Charles Schwab Investment Management, Inc.

Purchase and sale of fund shares

The fund is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.

You may invest directly in the fund by placing purchase and redemption orders through the fund’s transfer agent by contacting the transfer agent by phone or in writing to obtain an account application (direct orders). You may contact the transfer agent:

●	by telephone at 1-800-407-0256; or

●	by mail to Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

When you place orders to purchase, exchange or redeem fund shares through Charles Schwab & Co., Inc. (Schwab) or another financial intermediary (intermediary orders), you must follow Schwab’s or the other financial intermediary’s transaction procedures.

Set forth below are the investment minimums for the Premier Shares of the fund. These minimums may be waived for certain investors or in the fund’s sole discretion.

Minimum initial investment	Minimum additional investment	Minimum balance
$3,000,000	$1	$3,000,000

Tax information

Distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

Schwab Variable Share Price Money Fund®	7

Payments to financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

8	Schwab Variable Share Price Money Fund®

Schwab Variable Share Price Money Fund®

Ticker Symbol:    Select Shares: SVCXX

Investment objective

The fund’s goal is to seek current income consistent with stability of capital and liquidity.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold Select Shares of the fund.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses	0.16

Total annual fund operating expenses	0.48
Less expense reduction	(0.13)

Total annual fund operating expenses after expense reduction[1]	0.35

[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Select Shares to 0.35% through     /    /     (the “contractual expense limitation agreement”). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Select Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Select Shares for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Select Shares’ operating expenses through     /    /     are the same as those shown above as total annual fund operating expenses after expense reduction, and for all subsequent periods are the same as those shown above as total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years

Principal investment strategies

The fund is a money market fund that is designed to serve as a complementary product to traditional stable share price money market funds. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains.

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

●	commercial paper, including asset-backed commercial paper

●	promissory notes

●	certificates of deposit and time deposits

●	variable- and floating-rate debt securities

●	bank notes and bankers’ acceptances

●	repurchase agreements

●

obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.

The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.

Schwab Variable Share Price Money Fund®	9

In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. Effective October 14, 2016, the fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.

Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.

10	Schwab Variable Share Price Money Fund®

Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.

Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Performance

The Fund began operations on             , 2016, so performance information is not yet available.

Investment adviser

Charles Schwab Investment Management, Inc.

Purchase and sale of fund shares

The fund is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.

You may invest directly in the fund by placing purchase and redemption orders through the fund’s transfer agent by contacting the transfer agent by phone or in writing to obtain an account application (direct orders). You may contact the transfer agent:

●	by telephone at 1-800-407-0256; or

●	by mail to Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

When you place orders to purchase, exchange or redeem fund shares through Charles Schwab & Co., Inc. (Schwab) or another financial intermediary (intermediary orders), you must follow Schwab’s or the other financial intermediary’s transaction procedures.

Set forth below are the investment minimums for the Select Shares of the fund. These minimums may be waived for certain investors or in the fund’s sole discretion.

Minimum initial investment	Minimum additional investment	Minimum balance
$1,000,000	$1	$1,000,000

Tax information

Distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

Schwab Variable Share Price Money Fund®	11

Payments to financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

12	Schwab Variable Share Price Money Fund®

Schwab Variable Share Price Money Fund®

Ticker Symbol:    Investor Shares:   SVOXX

Investment objective

The fund’s goal is to seek current income consistent with stability of capital and liquidity.

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold Investor Shares of the fund.

Shareholder fees (fees paid directly from your investment)
None

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.32
Distribution (12b-1) fees	None
Other expenses	0.26

Total annual fund operating expenses	0.58
Less expense reduction	(0.13)

Total annual fund operating expenses after expense reduction[1]	0.45

[1]

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the Investor Shares to 0.45% for so long as the investment adviser serves as the adviser to the fund ( “contractual expense limitation agreement”). This contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Investor Shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Shares for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the Investor Shares’ operating expenses through     /    /     are the same as those shown above as total annual fund operating expenses after expense reduction, and for all subsequent periods are the same as those shown above as total annual fund operating expenses. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years

Principal investment strategies

The fund is a money market fund that is designed to serve as a complementary product to traditional stable share price money market funds. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains.

To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers, such as:

●	commercial paper, including asset-backed commercial paper

●	promissory notes

●	certificates of deposit and time deposits

●	variable- and floating-rate debt securities

●	bank notes and bankers’ acceptances

●	repurchase agreements

●

obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury, such as those issued by Fannie Mae and Freddie Mac (U.S. government securities)

All of these investments will be denominated in U.S. dollars, including those that are issued by foreign issuers. Obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities are considered U.S. government securities under the rules that govern money market funds. Certain of the fund’s securities are subject to credit or liquidity enhancements, which are designed to provide incremental levels of creditworthiness or liquidity.

The fund may engage in repurchase agreement transactions that are collateralized by cash or U.S. government securities. In addition, the fund may engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan

Schwab Variable Share Price Money Fund®	13

participations or other securities, including equity securities and securities that are rated below investment grade or their unrated equivalents as determined by the investment adviser.

In choosing securities, the fund’s manager seeks to maximize current income within the limits of the fund’s investment objective and credit, maturity and diversification policies. Some of these policies may be stricter than the federal regulations that apply to all money funds.

The investment adviser’s credit research department analyzes and monitors the securities that the fund owns or is considering buying. The manager may adjust the fund’s holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality.

Principal risks

The fund is subject to risks, any of which could cause an investor to lose money. The fund’s principal risks include:

Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. Effective October 14, 2016, the fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.

Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counter-party) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counter-party that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counter-party will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”). High yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.

Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.

Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, Fannie Mae (FNMA) and Freddie Mac (FHLMC) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks (FHLB) maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation (FFCB), are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.

Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the

14	Schwab Variable Share Price Money Fund®

securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.

Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.

Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer, including, for example, during periods of rising interest rates. In addition, dealer inventories of certain securities — an indication of the ability of dealers to engage in “market making” — are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. The fund’s investments in illiquid securities may reduce the returns of the fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.

Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.

Money Market Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.

Performance

The Fund began operations on             , 2016, so performance information is not yet available.

Investment adviser

Charles Schwab Investment Management, Inc.

Purchase and sale of fund shares

The fund is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.

You may invest directly in the fund by placing purchase and redemption orders through the fund’s transfer agent by contacting the transfer agent by phone or in writing to obtain an account application (direct orders). You may contact the transfer agent:

●	by telephone at 1-800-407-0256; or

●	by mail to Boston Financial Data Services, Attn: Schwab Funds, P.O. Box 8283, Boston, MA 02266-8323.

When you place orders to purchase, exchange or redeem fund shares through Charles Schwab & Co., Inc. (Schwab) or another financial intermediary (intermediary orders), you must follow Schwab’s or the other financial intermediary’s transaction procedures.

Set forth below are the investment minimums for the Investor Shares of the fund. These minimums may be waived for certain investors or in the fund’s sole discretion.

Minimum initial investment	Minimum additional investment	Minimum balance
$25,000 ($15,000 for IRA and custodial accounts)	$500	$20,000 ($15,000 for IRA and custodial accounts)

Schwab Variable Share Price Money Fund®	15

Tax information

Distributions received from the fund will generally be taxable as ordinary income or capital gains, unless you are investing through an IRA, 401(k) or other tax-advantaged account.

Payments to financial intermediaries

If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

16	Schwab Variable Share Price Money Fund®

Fund details

Money fund regulations

Money market funds in the United States are subject to rules governing their operation:

●	Credit quality: money funds must invest exclusively in high-quality securities.

●	Diversification: requirements for diversification limit the fund’s exposure to any given issuer, guarantor or liquidity provider.

●

Maturity: money funds must maintain a dollar-weighted average portfolio maturity of no more than 60 days and a dollar-weighted average life to maturity of no more than 120 days. In addition, money funds cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

●

Liquidity: taxable money funds are subject to minimum liquidity requirements that prohibit a fund from acquiring certain types of securities if, immediately after the acquisition, the fund’s investments in daily or weekly liquid assets would be below 10% or 30%, respectively, of the fund’s total assets.

More about the fund

The fund’s Ultra Share Class has been established as a cash management vehicle for affiliated mutual funds. The Ultra Share Class is not available to other investors. The fund reserves the right to change the availability of the Ultra Share Class at any time without prior notice to shareholders. Because affiliated funds may invest in the fund, the fund may have large inflows and/or outflows of cash from time to time, which could cause the fund to sell or purchase securities at times when it otherwise would not do so. This could cause the fund to incur transaction costs and may result in high taxes, which could affect performance.

On or after October 14, 2016, consistent with Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), the fund is permitted to impose a liquidity fee or redemption gate during times of extraordinary market stress. Please see the section entitled “Information on Liquidity Fees and Gates” below.

Portfolio holdings

A description of the fund’s policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the fund’s Statement of Additional Information (SAI). The fund posts on its website at www.csimfunds.com/schwabfunds_prospectus a list of the securities held by the fund as of the last business day of the most recent month. This list is updated within 5 business days after the end of the month and will remain available online for at least 6 months after the initial posting. In addition, not later than 5 business days after the end of each calendar month, the fund will file a schedule of information regarding its portfolio holdings and other information about the fund as of the last day of that month with the SEC on Form N-MFP. These filings will be publicly available on a delayed basis on the SEC’s website at www.sec.gov 60 days after the end of each calendar month to which the information pertains. A link to the fund’s Form N-MFP filings on the SEC’s website will also be available at www.csimfunds.com/schwabfunds_prospectus.

Fund details	17

Financial highlights

The fund is newly organized and therefore has not yet had any operations as of the date of this prospectus.

18	Financial highlights

Fund management

The investment adviser for the fund is Charles Schwab Investment Management, Inc. (CSIM), 211 Main Street, San Francisco, CA 94105. CSIM was founded in 1989 and as of                      , 2016, CSIM managed approximately $         billion in assets.

As the investment adviser, the firm oversees the asset management and administration of the fund. As compensation for these services, the firm receives a management fee from the fund. As compensation for these services, the firm receives a management fee from the fund of 0.32% of the fund’s average daily net assets.

Any applicable contractual expense limitations are described in the Fund summary sections. In addition to the contractual expense limitation, the investment adviser and/or its affiliates also may voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net yield for a share class (the “voluntary yield waiver”).

A discussion regarding the basis for the Board of Trustees’ approval of the fund’s investment advisory agreement will be available in the fund’s              report, which covers the period from                      through                     .

Fund management	19

Investing in the fund

In this section, you will find information on buying, selling and exchanging shares. You may invest in a fund through an intermediary by placing orders through your brokerage account at Schwab or an account with another broker/dealer, investment adviser, 401(k) plan, employee benefit plan, administrator, bank, or other financial intermediary (intermediary) that is authorized to accept orders on behalf of the fund (intermediary orders). Eligible Investors (as defined herein) may invest directly in a fund by placing orders through the fund’s transfer agent (direct orders). You also will see how to choose a distribution option for your investment. These pages include helpful information on taxes as well.

Effective October 14, 2016, exchanges from the fund into a permissible Schwab Fund may be subject to any liquidity fess and/or redemption gates imposed by the fund.

Investing through a financial intermediary

Placing orders through your intermediary

When you place orders through Schwab or other intermediary, you are not placing your orders directly with a fund, and you must follow Schwab’s or the other intermediary’s transaction procedures. Your intermediary may impose different or additional conditions than the fund on purchases, redemptions and exchanges of fund shares. These differences may include initial, subsequent and maintenance investment requirements, exchange policies, fund choices, cut-off times for investment and trading restrictions. Your intermediary may independently establish and charge its customers transaction fees, account fees and other fees in addition to the fees charged by the funds. These additional fees may vary over time and would increase the cost of your investment and lower investment returns. You should consult your intermediary directly for information regarding these conditions and fees. The fund is not responsible for the failure of your intermediary to carry out its responsibilities.

Only certain intermediaries are authorized to accept orders on behalf of a fund. If your fund shares are no longer held by an authorized intermediary, the fund may impose restrictions on your ability to manage or maintain your shares. For example, you will not be able to place orders to purchase additional shares. To remove these restrictions, you have two options. First, you may move your shares to Schwab or another intermediary that is authorized to accept fund orders. Second, you may maintain a direct account with a fund if you meet the eligibility requirements for placing direct orders and your completed account application and supporting documentation are returned to and accepted by the fund’s transfer agent, Boston Financial Data Services (transfer agent). The eligibility requirements and instructions for submitting an account application are set forth in the “Investing directly with the fund” section of this prospectus. If you do not exercise one of these options within ninety days, the fund reserves the right to redeem your shares.

Buying, selling and exchanging shares through an intermediary

To purchase, redeem or exchange shares held in your Schwab account or in your account at another intermediary, you must place your orders with the intermediary that holds your shares. You may not purchase, redeem or exchange shares held in your intermediary account directly with a fund.

When selling or exchanging shares, you should be aware of the following fund policies:

•	The fund may take up to seven days to pay sale proceeds.

•

The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of the fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

•

Exchange orders are limited to other Schwab Funds® that are not Sweep Investments® or Laudus MarketMasters Funds® and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

•	You should read the prospectus for the fund into which you are exchanging prior to placing your order.

Investing directly with the fund

Investor eligibility requirements for placing direct orders

Only Eligible Investors (as defined below) may purchase shares directly from a fund’s transfer agent, Boston Financial Data Services. Eligible Investors include, but are not limited to, qualified and non-qualified employee benefit plans (including but not limited to defined benefit plans, defined contribution plans, 401(k) plans), foundations and endowments, banks, trusts, investment companies and corporate capital

20	Investing in the fund

and cash management accounts. Eligible Investors may also be shareholders who receive shares of Schwab Funds as a result of a reorganization of a fund. The fund reserves the right to determine which potential investors qualify as Eligible Investors. Shares held by a non-Eligible Investor directly with a fund are subject to involuntary redemption by the fund.

Opening an account to place direct orders

You must satisfy the investor eligibility requirements for direct order clients in order to place direct orders for a fund’s shares. Eligible Investors must open an account with a fund through the fund’s transfer agent prior to placing direct orders. You may obtain an account application by calling the transfer agent at 1-800-407-0256. Your completed application and supporting documents must be returned to, and accepted by, the transfer agent before you can place direct orders. You cannot place direct orders through your Schwab account or through your account at another intermediary.

Methods for placing direct orders

The methods for placing direct orders to purchase, redeem or exchange shares of the fund are described below. With every direct order, you must include your name, your account number, the fund name and share class (if applicable), and the dollar amount you would like to purchase or redeem. You must authorize the telephone redemption option in the account application (and such authorization must be accepted by the fund) prior to placing direct orders with the fund’s transfer agent.

Initial and additional direct purchases by wire

Subject to acceptance by a fund, you may make your initial purchase and any additional purchases of shares by wiring federal funds to the transfer agent. If you have not yet opened an account with a fund, you must fax a signed, hard copy of the completed account application and all supporting documents to the transfer agent at 1-781-796-2938. You must call the transfer agent at 1-800-407-0256 prior to the close of a fund (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange (NYSE), whichever is earlier) to place your order and to receive wire instructions. Orders received by the transfer agent in good order on or prior to the close of a fund will be processed at the net asset value per share of the fund for that day. Your wired funds must be received and accepted by the transfer agent prior to 6:00 p.m. Eastern time or the deadline for the Fedwire Funds Service for initiating third party transfers, whichever is earlier, on the day your purchase order is placed. Please call the transfer agent at 1-800-407-0256 if you have any questions or need additional information.

Initial and additional direct purchases by mail

Subject to acceptance by a fund, you may open an account and make your initial purchase and any additional purchases of the fund’s shares by mail. To open an account by mail, complete and sign the account application and mail the account application, all supporting documents and a check for the desired purchase amount to the transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Additional investments may be made at any time by mailing a check (payable to Schwab Funds) to the transfer agent at the address above. Be sure to include your account number on your check.

Subject to acceptance by a fund, payment for the purchase of shares received by mail will be credited to a shareholder’s account at the net asset value per share of the fund next determined after receipt, even though the check may not yet have been converted into federal funds. For purposes of calculating the purchase price of fund shares, a purchase order is received by a fund on the day that it is in good order unless it is rejected by the fund’s transfer agent. For a cash purchase order of fund shares to be in good order on a particular day, a check must be received on or before the close of a fund (generally 4:00 p.m. Eastern time or the close of the NYSE, whichever is earlier) on that day. If the payment is received by a fund after the deadline, the purchase price of fund shares will be based upon the next determination of net asset value of fund shares. No currency, third party checks, foreign checks, starter checks, credit card checks, traveler’s checks or money orders will be accepted by the fund.

Direct redemptions and exchanges

When selling or exchanging shares directly, you should be aware of the following fund policies:

•	The fund may take up to seven days to pay sale proceeds.

•

The fund reserves the right to honor redemptions in liquid portfolio securities instead of cash when your redemptions over a 90-day period exceed $250,000 or 1% of a fund’s assets, whichever is less. You may incur transaction expenses in converting these securities to cash.

•

Exchange orders are limited to other Schwab Funds® that are not Sweep Investments® or Laudus MarketMasters Funds®, and must meet the minimum investment and other requirements for the fund and share class into which you are exchanging.

•	If you are selling shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

•	You should read the prospectus for the fund into which you are exchanging prior to placing your order.

Investing in the fund	21

Direct redemptions by telephone

If you authorized the telephone redemption option in the account application, you may place a redemption order by calling the transfer agent at 1-800-407-0256 and requesting that the redemption proceeds be wired per the authorized instructions in the account application or mailed to the primary registration address. Your redemption order will be processed at the net asset value per share of a fund next determined after receipt of your telephone redemption order by the transfer agent. Please note that the transfer agent may only act on telephone instructions believed by the transfer agent to be genuine. The transfer agent’s records of such instructions are binding on the shareholder. The fund and its service providers (including the transfer agent, Schwab and CSIM) are not responsible for any losses or costs that may arise from following telephone instructions that the transfer agent reasonably believes to be genuine. The transfer agent will employ reasonable procedures to confirm that instructions communicated are genuine. These procedures include tape recording of telephone instructions and requiring some form of personal identification prior to acting upon instructions received by telephone.

Direct redemptions by mail

You may redeem your fund shares by mail by sending a request letter to the fund’s transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. Your redemption request will be processed by a fund at the net asset value per share of the fund next determined after the request is received in good order. To be in good order, the redemption request must include the name of the fund and the number of shares or the dollar amount to be redeemed, all required signatures and authorizations and any required signature guarantees.

Additional direct redemption information

To protect you, the fund and its service providers from fraud, signature guarantees may be required to enable the transfer agent to verify the identity of the person who has authorized a redemption from an account. Signature guarantees are required for (1) redemptions where the proceeds are to be sent to someone other than the registered shareholder(s) at the registered address, (2) redemptions if your account address has changed within the last 10 business days, (3) share transfer requests, and (4) redemptions where the proceeds are wired in connection with bank instructions not already on file with the transfer agent. Signature guarantees may be obtained from certain eligible financial institutions, including, but not limited to, the following: U.S. banks, trust companies, credit unions, securities brokers and dealers, savings and loan associations and participants in the Securities and Transfer Association Medallion Program (“STAMP”), the Stock Exchange Medallion Program (“SEMP”) or the New York Stock Exchange Medallion Signature Program (“MSP”). Signature guarantees from non-U.S. banks that do not include a stamp may require a U.S. consulate stamp. You may contact the transfer agent at 1-800-407-0256 for further details.

Direct exchange and conversion privileges

Upon request, and subject to certain limitations, shares of a fund may be exchanged or converted into shares of any other Schwab Fund that is not a Sweep Investment or Laudus MarketMasters Fund. In order to exchange or convert your shares to another fund or class of shares, you must meet the minimum investment and other requirements for the fund and share class into which you are exchanging or converting. Further, you should read the prospectus for the fund into which you are exchanging or converting prior to placing your order. A new account opened by exchange or conversion must be established with the same name(s), address(es) and tax identification number(s) as the existing account. All exchanges and conversions will be made based on the respective net asset values next determined following receipt of the request by a fund containing the information indicated below. The fund reserves the right to suspend or terminate the privilege of exchanging or converting shares of the fund by mail or by telephone at any time.

Direct exchanges and conversions by telephone

If you authorized the telephone redemption option in the account application, you may exchange or convert fund shares by telephone by calling the fund’s transfer agent at 1-800-407-0256. Please be prepared to provide the following information: (a) the account number, tax identification number and account registration; (b) the class of shares to be exchanged or converted; (c) the name of the fund from which and the fund into which the exchange or conversion is to be made; and (d) the dollar or share amount to be exchanged or converted. Please note that the transfer agent may act only on telephone instructions believed by the transfer agent to be genuine. Please see the section entitled “Direct redemptions by telephone” for more information regarding transacting with the fund’s transfer agent via telephone.

Direct exchanges and conversions by mail

To exchange or convert fund shares by mail, simply send a letter of instruction to the fund’s transfer agent at Boston Financial Data Services, Attn: Schwab Funds, PO Box 8283, Boston, MA 02266-8323. The letter of instruction must include: (a) your account number; (b) the class of shares to be exchanged or converted; (c) the fund from and the fund into which the exchange or conversion is to be made; (d) the dollar or share amount to be exchanged or converted; and (e) the signatures of all registered owners or authorized parties.

22	Investing in the fund

Share price

The fund is open for business each day that the New York Stock Exchange (NYSE) is open except when the following federal holidays are observed: Columbus Day and Veterans Day. The fund calculates its share price each business day, as of the close of the NYSE (generally 4 p.m. Eastern time). If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.

The fund’s share price is its net asset value per share, or NAV, which is the fund’s net assets divided by the number of its shares outstanding. To calculate net asset value, or NAV, each share class uses the following equation: (Total Assets – Total Liabilities) ÷ Total Number of Shares Outstanding = NAV

Orders that are received in good order are executed at the next NAV to be calculated. Orders to buy shares that are accepted no later than the close of a fund (generally 4 p.m. Eastern time) generally will receive the next business day’s dividend. Orders to sell or exchange shares that are accepted and executed no later than the close of a fund on a given day generally will receive that day’s dividend.

In valuing its securities, the fund uses market quotes or official closing prices if they are readily available. In cases where quotes are not readily available or the adviser deems them unreliable, the fund may value securities based on fair values developed using methods approved by the fund’s Board.

When valuing fixed income securities with remaining maturities of more than 60 days, the fund uses the value of the security provided by pricing services. The pricing services may value fixed income securities at an evaluated price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. When valuing fixed income securities with remaining maturities of 60 days or less, the fund may use the security’s amortized cost, which approximates the security’s market value.

Additional policies affecting your investment

Investment minimums

Choose a fund and a share class. Your choice may depend on the amount of your investment. The fund has four share classes. Each share class has different minimum investments and different expenses. The fund’s Ultra Share Class has been established as a cash management vehicle for affiliated mutual funds. The Ultra Share Class is not available to other investors. The fund reserves the right to change the availability of the Ultra Share Class at any time without prior notice to shareholders. You may convert your Select Shares into Premier Shares at any time if your account balance in the fund is at least $3,000,000. You must contact the fund, Schwab or your other intermediary to request an interclass exchange of your shares — conversion is not automatic. If you no longer meet the minimum balance requirement for Select Shares or Premier Shares, a fund reserves the right to (i) convert your holdings to another class of shares of the same fund for which you meet the minimum balance requirement; or (ii) redeem your holdings. A fund will notify you in writing 60 days before any automatic conversion or redemption occurs. Not all share classes may be available through financial intermediaries other than Charles Schwab & Co., Inc.

	Minimum initial investment	Minimum additional investment	Minimum balance
Ultra Shares	$10,000,000	$1	None
Premier Shares	$3,000,000	$1	$3,000,000
Select Shares	$1,000,000	$1	$1,000,000
Investor Shares	$25,000 ($15,000 for IRA and custodial accounts)	$500	$25,000 ($15,000 for IRA and custodial accounts)

These minimums may be waived for certain retirement plans and plan participants, and for certain investment programs, or in the fund’s sole discretion. In addition, a fund, in its sole discretion, may permit an investor to aggregate accounts to meet the minimum investment amounts or to meet the minimum investment amounts over a reasonable period of time.

Choose an option for fund distributions. If you are an Eligible Investor placing direct orders with a fund, you will have one of the two options described below for fund distributions. If you don’t indicate a choice, you will receive the first option. If you are placing orders through an intermediary, you will select from the options for fund distributions provided by your intermediary, which may be different than those provided by the funds to Eligible Investors. You should consult with your financial intermediary to discuss available options.

Investing in the fund	23

Option	Feature
Reinvestment	All dividends and capital gain distributions are invested automatically in shares of your fund
Cash	You receive payment for all dividends and capital gain distributions

The fund reserves certain rights, including the following:

•

If your account balance falls below the stated minimum balance requirement for the Select Shares or Premier Shares for any reason, to automatically convert your holdings upon 60 days written notice to another class of shares of that same fund for which you meet the minimum balance requirement. A decline in your account balance because of market movement may result in such a conversion.

•	To automatically redeem your shares upon 60 days written notice if the value of your investment in a fund falls below the stated minimum balance requirement for the fund or share class, as applicable.

•	To materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.

•	To change or waive the fund’s investment minimums.

•

To suspend the right to sell shares back to the fund, and delay sending proceeds, during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC, such as to facilitate an orderly liquidation of the fund.

•	To withdraw or suspend any part of the offering made by this prospectus.

•	On or after October 14, 2016, to impose a liquidity fee and/or redemption gate (as discussed below).

Information on Liquidity Fees and Redemption Gates

Pursuant to Rule 2a-7 under the 1940 Act, the Board of Trustees (“Board”) is permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or a redemption gate to temporarily restrict redemptions from the fund up to 10 business days (in any 90 day period) in the event that the fund’s “weekly liquid assets” fall below certain designated thresholds. Weekly liquid assets generally include cash; direct obligations of the U.S. government; certain other U.S. government or agency securities; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

On or after October 14, 2016, if the fund’s weekly liquid assets fall below 30% of the fund’s total assets, the Board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if the fund’s weekly liquid assets fall below 10% of the fund’s total assets, the fund will impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interests of the fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the fund.

Liquidity fees and redemption gates are most likely to be imposed during times of extraordinary market stress. Additionally, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, after the fund has notified financial intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the fund will impose a liquidity fee or redemption gate). The imposition and termination of a liquidity fee or redemption gate will be reported by the fund to the SEC on Form N-CR. Such information will also be available on the fund’s website (http://www.csimfunds.com/schwabfunds). In addition, the fund will make such announcements through a supplement to this Prospectus and may make such announcements through a press release or by other means.

Liquidity fees would reduce the amount you receive upon redemption of your shares. Any redemption requests submitted while a redemption gate is in place will be cancelled without further notice. A new redemption request must be submitted to the fund if you wish to redeem your shares after the redemption gate has been lifted. For more information, please see “Purchasing and Redeeming Shares of the Fund — Liquidity Fees and Gates” in the SAI.

Payments by the investment adviser or its affiliates

The investment adviser or its affiliates may make cash payments out of their own resources, or provide products and services at a discount, to certain brokerage firms, banks, retirement plan service providers and other financial intermediaries that perform shareholder, recordkeeping, sub-accounting and other administrative services in connection with investments in fund shares. These payments or discounts are separate from, and may be in addition to, any shareholder service fees or other administrative fees the fund may pay to those intermediaries. The investment adviser or its affiliates may also make cash payments out of their own resources, or provide products and services at a discount, to certain financial intermediaries that perform distribution, marketing, promotional or other distribution-related services. The payments or discounts described by this paragraph may be substantial; however, distribution-related services provided by such intermediaries are paid by the investment adviser or its affiliates, not by the fund or its shareholders.

24	Investing in the fund

Shareholder Servicing and Sweep Administration Plan

The Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Schwab, of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab as distributor of the funds (or, in the case of payments made to Schwab acting as service provider, pursuant to Schwab’s written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider. If the cost of providing the services under the Plan is less than the payments received, the unexpended portion of the fees may be retained as profit by Schwab or the service provider.

Share Class	Shareholder Servicing Fee
Ultra Shares	0.02%

Premier Shares	0.04%

Select Shares	0.15%

Investor Shares	0.25%

Policy regarding short-term or excessive trading

The fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares. The fund is designed to serve as a short-term cash equivalent investment for shareholders and, therefore, expects shareholders to engage in frequent purchases and redemptions. Because of the inherently liquid nature of the fund’s investments, and money market instruments in general, and the fund’s intended purpose to serve as a short-term investment vehicle for shareholders, the fund does not monitor or limit shareholder purchases and redemptions of fund shares. However, the fund’s policies and procedures do provide the fund with the right to reject any purchase or exchange orders by any investor for any reason, including orders which appear to be associated with market timing activities.

Large shareholder redemptions

Certain accounts or Schwab affiliates may from time to time own (beneficially or of record) or control a significant percentage of the fund’s shares. Redemptions by these shareholders of their holdings in the fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs.

Customer identification and verification and anti-money laundering program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open your account, you will have to provide your name, address, date of birth, identification number and other information that will allow the fund or your financial intermediary to identify you. This information is subject to verification to ensure the identity of all persons opening an account.

The fund or your financial intermediary is required by law to reject your new account application if the required identifying information is not provided. The fund or your financial intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, the fund or your financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the fund or your financial intermediary is unable to verify your identity. As a result, you may be subject to a gain or loss on fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the fund’s overall obligation to deter money laundering under Federal law. The fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the fund from being used for money laundering or the financing of terrorist activities. In this regard, the fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of fund management, they are deemed to be in the best interest of the fund or in cases when the fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the fund is required to withhold such proceeds.

Investing in the fund	25

Distributions and taxes

Any investment in the fund typically involves several tax considerations. The information below is meant as a general summary for U.S. citizens and residents. Please see the SAI for additional information. Because each person’s tax situation is different, you should consult your tax advisor about the tax implications of your investment in the fund. You also can visit the Internal Revenue Service website at www.irs.gov.

As a shareholder, you are entitled to your share of the dividends the fund earns. The fund distributes to its shareholders substantially all of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund declares a dividend every business day, based on its determination of its net investment income. The fund pays its dividends on the 15th of every month (or next business day, if the 15th is not a business day), except that in December dividends are paid on the last business day of the month. If your daily dividend is less than $0.01, you may not receive a dividend payment. The fund expects to pay any capital gain distributions in December of every year to all shareholders of record. During the fourth quarter of the year, typically in early November, an estimate of the fund’s capital gain distribution, if any, may be made available on the fund’s website: www.schwab.com/schwabfunds.

Unless you are investing through an IRA, 401(k) or other tax-advantaged retirement account, your fund distributions generally have tax consequences. The fund’s net investment income and short-term capital gains are distributed as dividends and will be taxable as ordinary income. Other capital gain distributions are taxable as long-term capital gains, regardless of how long you have held your shares in the fund.

The maximum individual rate applicable to “qualified dividend income” and long-term capital gains depends on whether the individual’s income exceeds certain threshold amounts. Because a fund’s income is expected to consist of interest rather than dividends, it is anticipated that no portion of its distributions will generally be eligible for the lower individual tax rates applicable to qualified dividend income. Distributions generally are taxable in the tax year in which they are declared, whether you reinvest them or take them in cash

Generally, any sale or exchange of your shares is a taxable event. Because the fund does not maintain a stable share price, a sale of fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), the gain or loss generally will be treated as short-term if you held your shares for one year or less, long-term if you held the shares longer. The maximum individual rate applicable to long-term capital gains is generally 15% or 20%, depending in whether the individual’s income exceeds certain threshold amounts. Any loss realized upon a taxable disposition of shares held for six months of less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by you with respect to the shares.

If you elect to adopt the NAV method of accounting, rather than compute gain or loss on every taxable disposition of fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The fund may be required to withhold U.S. federal income tax on all distributions payable to shareholders if they fail to provide the fund with their correct taxpayer identification number or to make required certifications, or if they have been notified by the IRS that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

Foreign shareholders may be subject to different U.S. federal income tax treatment, including withholding tax at the rate of 30% (unless a lower treaty rate applies) on amounts treated as ordinary dividends from the fund. Furthermore, the fund will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and, effective January 1, 2019, redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.

At the beginning of every year, the fund provides shareholders with information detailing the tax status of any dividend the fund declared during the previous calendar year. Schwab customers also receive information on dividends and transactions in their monthly account statements.

26	Investing in the fund

Notes

To learn more

This prospectus contains important information on the fund and should be read and kept for reference. You also can obtain more information from the following sources:

Annual and semi-annual reports, which are mailed to current fund investors, contain more information about the fund’s holdings and detailed financial information about the fund. Annual reports also contain information from the fund’s managers about strategies, recent market conditions and trends and their impact on fund performance.

The Statement of Additional Information (SAI) includes a more detailed discussion of investment policies and the risks associated with various investments. The SAI is incorporated by reference into the prospectus, making it legally part of the prospectus.

For a free copy of any of these documents or to request other information or ask questions about the fund, call Schwab Funds® at 1-800-435-4000. In addition, you may visit the Schwab Funds’ website at www.csimfunds.com/schwabfunds_prospectus for a free copy of a prospectus, SAI or an annual or semi-annual report.

The SAI, the fund’s annual and semi-annual reports and other related materials are available from the EDGAR Database on the SEC’s website (http://www.sec.gov). You can obtain copies of this information, after paying a duplicating fee, by sending a request by e-mail to publicinfo@sec.gov or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520. You can also review and copy information about the fund, including the SAI, at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

SEC File Number

Schwab Variable Share Price Money Fund®	811-5954

REG

Schwab Variable Share Price Money Fund® —

Ultra Shares

Premier Shares

Select Shares

Investor Shares

Prospectus

            , 2016

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

STATEMENT OF ADDITIONAL INFORMATION

Schwab Variable Share Price Money Fund®

Ultra Shares: SVUXX	Premier Shares: SVRXX*
Select Shares: SVCXX*	Investor Shares: SVOXX*

*	Not currently offered for sale

January     , 2016

The Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the fund’s prospectus dated January     , 2016 (as amended from time to time).

For a free copy of the prospectuses or to request other information or ask questions about the fund, call Schwab Funds at 1-800-435-4000. For TDD service call 1-800-345-2550. In addition, you may visit Schwab Funds website at www.csimfunds.com/schwabfunds_prospectus for a free copy of a prospectus or SAI.

The fund is a series of The Charles Schwab Family of Funds (the “Trust”). The fund is part of the Schwab complex of funds (“Schwab Funds”).

INVESTMENT OBJECTIVE

The fund seeks current income consistent with stability of capital and liquidity.

Change of Investment Objective

The fund’s objective is not fundamental and therefore may be changed by the fund’s Board of Trustees without shareholder approval.

The fund operates as a money market fund and seeks to comply with the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”), as that Rule may be interpreted and amended from time to time. The Rule’s key provisions govern the maturity, liquidity, quality and diversification of its money market fund investments. For example, with respect to maturity, Rule 2a-7 currently provides that money funds limit their investments to securities with remaining maturities of 397 days or less (45 days or less with respect to second-tier securities), and maintain dollar-weighted average maturities of 60 days or less and a dollar-weighted average life to maturity of 120 days or less, all calculated as described in the Rule or any interpretation thereunder. Taxable money funds are subject to minimum liquidity requirements that prohibit the fund from acquiring certain types of securities if, immediately after the acquisition, the fund’s investments in daily or weekly liquid assets, as defined in the Rule, would be below 10% or 30%, respectively, of the fund’s total assets. In addition, money funds may only invest in high quality securities. The fund is also subject to strict diversification requirements under Rule 2a-7.

Unlike traditional money market funds that maintain a stable $1.00 per share price, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent. As a result, the fund will not seek to maintain a stable share price and the fund’s NAV will fluctuate.

The following investment strategies, securities, risks and limitations supplement those set forth in the prospectus and may be changed without shareholder approval unless otherwise noted. Also, policies and limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard, shall be measured immediately after and as a result of the fund’s acquisition of such security or asset unless otherwise noted. Additionally, for purposes of calculating any restriction, an issuer shall be the entity deemed to be ultimately responsible for payments of interest and principal on the security pursuant to Rule 2a-7 under the 1940 Act unless otherwise noted.

INVESTMENT STRATEGIES

Under normal circumstances, the fund seeks to achieve its investment objective by investing in high-quality, U.S. dollar-denominated money market securities issued by U.S. and foreign issuers, including U.S. government securities and repurchase agreements for these securities.

INVESTMENTS, SECURITIES AND RISKS

Asset-Backed Securities are securities that are backed by the loans or accounts receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

The rate of principal payments on asset-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity.

Sometimes the credit quality of these securities is limited to the support provided by the underlying assets, but, in other cases, additional credit support also may be provided by a third party via a letter of credit or insurance guarantee. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches.

The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

For purposes of the fund’s concentration policy, the fund will determine the industry classification of asset-backed securities based upon the investment adviser’s evaluation of the risks associated with an investment in the underlying assets. For example, asset-backed securities whose underlying assets share similar economic characteristics because, for example, they are funded (or supported) primarily from a single or similar source or revenue stream will be classified in the same industry sector. In contrast, asset-backed securities whose underlying assets represent a diverse mix of industries, business sectors and/or revenue streams will be classified into distinct industries based on their underlying credit and liquidity structures. The fund will limit its investments in each identified industry to less than 25% of its net assets.

Borrowing may subject the fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the fund will not purchase securities while borrowings are outstanding or will earmark or segregate assets to cover such borrowings in accordance with positions of the Securities and Exchange Commission (“SEC”).

Certificates of Deposit or time deposits are issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. The fund will invest only in certificates of deposit, including time deposits, of banks that have capital, surplus and undivided profits, in the aggregate, in excess of $100 million.

Commercial Paper consists of short-term, promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are discounted but sometimes may be interest bearing. Commercial paper, which also may be unsecured, is subject to credit risk.

Concentration means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases investment exposure to industry risk. For example, the automobile industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may adversely affect the sale of automobiles and, as a result, the value of the industry’s securities. Based on the primary characteristics of non-U.S. (foreign) banks, the fund has identified each foreign country as a separate bank industry for purposes of the fund’s concentration policy. The fund will limit its investments in securities issued by foreign banks in each country to less than 25% of its net assets. The fund reserves the freedom of action to invest up to 100% of their assets in certificates of deposit or bankers’ acceptances issued by domestic branches of U.S. banks and U.S. branches of foreign banks (which the fund has determined to be subject to the same regulation as U.S. banks).

Credit and Liquidity Supports or Enhancements may be employed by issuers to reduce the credit risk of their securities. Credit supports include letters of credit, insurance and guarantees provided by foreign and domestic financial institutions. Liquidity supports include puts, demand features, and lines of credit. Most of these arrangements move the credit risk of an investment from the issuer of the security to the support provider. The investment adviser may rely on its evaluation of the credit of the liquidity or credit support provider in determining whether to purchase or hold a security enhanced by such a support. Changes in the credit quality of a support provider could cause losses to the fund.

Debt Securities are obligations issued by domestic and foreign entities, including governments and corporations, in order to raise money. They are basically “IOUs,” but are commonly referred to as bonds or money market securities. These securities normally require the issuer to pay a fixed, variable or floating rate of interest on the amount of money borrowed (the “principal”) until it is paid back upon maturity.

Debt securities experience price changes when interest rates change. For example, when interest rates fall, the prices of debt securities generally rise. Conversely, when interest rates rise, the prices of debt securities generally fall.

Certain debt securities have call features that allow the issuer to redeem their outstanding debts prior to final maturity. Depending on the call feature, an issuer may pre-pay its outstanding debts and issue new ones paying lower interest rates. If an issuer redeems its debt securities prior to final maturity, the fund may have to replace these securities with lower yielding securities, which could result in a lower return This is more likely to occur in a falling interest rate environment. In a rising interest rate environment, prepayment on outstanding debt securities is less likely to occur. This is known as extension risk and may cause the value of debt securities to depreciate as a result of the higher market interest rates. Typically, longer-maturity securities react to interest rate changes more severely than shorter-term securities (all things being equal), but generally offer greater rates of interest.

Because interest rates in the United States and other countries are at, or near, historically low levels, a change in a central bank’s monetary policy or improving economic conditions may lead to an increase in interest rates, which could significantly impact the value of debt securities in which the fund invests. A rise in interest rates could cause the fund’s share price to fall. Some debt securities are more sensitive to interest rate changes than others and may experience an immediate and considerable reduction in value if interest rates rise. Longer duration securities tend to be more volatile than shorter duration securities. As the values of debt securities in the fund’s portfolio adjust to a rise in interest rates, the fund’s share price may fall. In the event that the fund holds a large portion of its portfolio in longer duration securities when interest rates increase, the share price of the fund may fall significantly.

Debt securities also are subject to the risk that the issuers will not make timely interest and/or principal payments or fail to make them at all. This is called credit risk. Corporate debt securities (bonds) tend to have higher credit risk generally than U.S. government debt securities. Debt securities also may be subject to price volatility due to market perception of future interest rates, the creditworthiness of the issuer and general market liquidity (market risk).

Corporate bonds are debt securities issued by corporations. Although a higher return is expected from corporate bonds, these securities, while subject to the same general risks as U.S. government securities, are subject to greater credit risk than U.S. government securities. Their prices may be affected by the perceived credit quality of their issuer.

Delayed-Delivery Transactions include purchasing and selling securities on a delayed-delivery or when-issued basis. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, the fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations. When the fund sells a security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to that security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could suffer losses.

Diversification involves investing in a wide range of securities and thereby spreading and reducing the risks of investment. The fund is a diversified mutual fund. The fund also follows the regulations set forth by the SEC in Rule 2a-7 that dictate the diversification requirements for money market mutual funds, as such regulations may be amended or interpreted from time to time. The fund may invest up to 25% of its assets in “first tier” securities of a single issuer for a period of up to three business days.

Foreign Institutions involve additional risks. The fund may invest in U.S. dollar-denominated securities issued by foreign institutions or securities that are subject to credit or liquidity enhancements provided by foreign institutions. Foreign institutions may not be subject to uniform accounting, auditing and financial reporting standards, practices and requirements that are comparable to those applicable to U.S. corporations. In addition, there may be less publicly available information about foreign entities. Foreign economic, political and legal developments could have effects on the value of the foreign securities issued or supported by foreign institutions. For example, conditions within and around foreign countries, such as the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war could affect the value of these securities. In addition, there may be difficulties in obtaining or enforcing judgments against the foreign institutions that issue or support securities in which the fund may invest. These factors and others may increase the risks with respect to the liquidity of the fund, and its ability to meet a large number of shareholder redemption requests.

Financial markets in the eurozone have experienced volatility over the past few years due, in part, to concerns about rising levels of government debt and the prevalence of increased budget deficits. Delays by politicians and regulators to address structural and policy issues in the eurozone have added to instability in the region. The implementation of austerity measures in Spain, Italy, Greece, Portugal and Ireland at a time when the eurozone is experiencing higher unemployment and slowing economic activity has raised the possibility of a prolonged recession in the region. However, recent policy actions by leaders of the European Union (EU) and the European Central Bank have significantly reduced the possibility of a default by a eurozone government and have reduced market volatility.

The severity and prolonged nature of the eurozone crisis caused certain individuals and institutions to question the continued viability of the euro as a unit of currency. It is possible individual EU member countries that have already adopted the euro may abandon that currency and revert to a national currency or otherwise exit the EU. It is also possible that the euro will cease to exist as a single unit of currency in its current form. The precise effects of any such outcome on regional or global financial markets are impossible to predict. However, the abandonment of the euro or the exit of any country out of the EU would likely have an extremely destabilizing effect on all EU member countries and their economies, which would likely impact the global economy.

As the fund may hold certain investments of issuers located in the eurozone, any material negative developments in the region could have a negative impact on the investments held by the fund, which could hurt their overall performance.

Illiquid Securities generally are any securities that cannot be disposed of in the ordinary course of business within seven calendar days at approximately the amount at which the fund has valued the instruments. The liquidity of the fund’s investments is monitored under the supervision and direction of the Board of Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days that are not subject to a demand feature of seven days or less and certain restricted securities.

Interfund Borrowing and Lending. The SEC has granted an exemption to the fund that permits the fund to borrow money from and/or lend money to other funds in the Fund Complex, as defined under “Management of the Fund”. All loans are for temporary or emergency purposes and the interest rates to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds®.

Securities Lending of portfolio securities is a common practice in the securities industry. The fund may engage in security lending arrangements with the primary objective of increasing its income. For example, the fund may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to regulated investment companies. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities. Securities lending involves the risk of loss of rights in the collateral, or delay in recovery of the collateral, if the borrower fails to return the security loaned or becomes insolvent. The fund will also bear the risk of any decline in value of securities acquired with cash collateral.

The fund may lend portfolio securities to qualified broker-dealers or other institutional investors provided that: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents or other appropriate instruments maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan (at market value computed at the time of the loan).

Although voting rights with respect to loaned securities pass to the borrower, the lender retains the right to recall a security (or terminate a loan) for the purpose of exercising the security’s voting rights. Efforts to recall such securities promptly may be unsuccessful, especially for foreign securities or thinly traded securities such as small-cap stocks. In addition, because recalling a security may involve expenses to the fund, it is expected that the fund will do so only where the items being voted upon are, in the judgment of the investment adviser, either material to the economic value of the security or threaten to materially impact the issuer’s corporate governance policies or structure.

To the extent any fund participates in securities lending under the current securities lending agreements with the unaffiliated lending agents, costs and expenses, including agent fees, associated with securities lending activities under the securities lending program paid to the lending agent are approximately 15% of the gross lending revenues. All remaining revenue is retained by the fund, as applicable. No portion of the lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”) or any affiliate of CSIM.

Maturity of Investments generally will be determined using the portfolio securities’ final maturity dates or a shorter period as permitted by Rule 2a-7. For a government security that is a variable rate security where the variable rate of interest is readjusted at least every 397 calendar days, the maturity is deemed to be equal to the period remaining until the next readjustment of the interest rate. A government security that is a floating rate security is deemed to have a maturity of one day. A short-term variable rate security is deemed to have a maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A long-term variable rate security that is subject to a demand feature is deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand. A short-term floating rate security is deemed to have a maturity of one day. A long-term floating rate security that is subject to a demand feature is deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand. A repurchase agreement is deemed to have a maturity equal to the period remaining until the date on the repurchase of the underlying securities is scheduled to occur, or, where the agreement is subject to a demand, the notice period applicable to the demand for repurchase of the securities. A securities lending agreement will be treated as having a maturity equal to the period remaining until the date on which the loaned securities are scheduled to be returned, or where the agreement is subject to demand, the notice period applicable to a demand for the return of the loaned securities.

Money Market Securities are high-quality, short-term debt securities that may be issued by entities such as the U.S. government, municipalities, corporations and financial institutions (like banks). Money market securities include, but are not limited to, commercial paper, promissory notes, certificates of deposit, bankers’ acceptances, notes and time deposits.

Money market securities pay fixed, variable or floating rates of interest and are generally subject to credit and interest rate risks. The maturity date or price of and financial assets collateralizing a security may be structured in order to make it qualify as or act like a money market security. These securities may be subject to greater credit and interest rate risks than other money market securities because of their structure. A money market security may be issued with a put (agreement that allows the buyer of the security to sell it at a specified price) or without a put.

Municipal Securities are debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations if interest on securities issued by those issuers is not subject to federal or state income tax (“municipal issuers”).

Municipal securities pay fixed, variable or floating rates of interest, which is meant to be exempt from federal income tax, and, typically personal income tax of a state or locality. The investment adviser relies on the opinion of the issuer’s counsel, which is rendered at the time the security is issued, to determine whether the security is eligible, with respect to its validity and tax status, to be purchased by the fund. Neither the investment adviser nor the fund guarantees that this opinion is correct, and there is no assurance that the IRS will agree with such counsel’s opinion.

Municipal securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal securities also may be issued to finance various private activities, including certain types of private activity bonds (“industrial development bonds” under prior law). These securities may be issued by or on behalf of public authorities to provide funds to construct or improve privately owned or operated facilities. The repayment of the debt is typically not an obligation of the municipal issuer but only of the operator or owner of the facility. To the extent the fund invests in private activity bonds, the fund may not be desirable investments for “substantial users” of facilities financed by private activity bonds or industrial development bonds or for “related persons” of substantial users because distributions from the fund’s attributable to interest on such bonds may not be tax exempt to such users or persons or subject to the federal alternative minimum tax. Shareholders should consult their own tax advisors regarding the potential effect on them (if any) of any investment in this fund. The credit quality of private activity bonds may be related to the credit standing of the private corporation or other entity on whose behalf the bonds were issued and who is responsible for repaying the debt or to the financial institution providing a credit or liquidity enhancement.

Municipal securities generally are classified as “general obligation” or “revenue” and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities may be payable only from the revenues derived from a particular facility or class of facilities or, in other cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities.

Municipal securities may be owned directly or through participation interests, and include general obligation or revenue securities, tax-exempt commercial paper, notes and leases, as well as “conduit securities,” which are securities issued by a municipal issuer for the benefit of a person other than a municipal issuer who will provide for, or secure repayment of, the securities. For example, most municipal debt issued for health care and higher education institutions are issued through conduit issuers with the debt service payments secured by payments from the health care or higher education institution.

Examples of municipal securities that are issued with original maturities of 397 days or less are short-term tax anticipation and revenue anticipation notes, bond anticipation notes, pre-refunded municipal bonds and municipal commercial paper. Tax anticipation and revenue anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of the receipt of property taxes or other revenues on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality’s issuance of a longer-term bond in the future. Pre-refunded municipal bonds are bonds that are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. The fund may purchase other municipal securities similar to the foregoing that are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers. In addition, the maturity date or price of and financial assets collateralizing a municipal money market security may be structured in order to make it qualify as or act like a municipal money market security.

The fund also may invest in moral obligation securities, which are normally issued by special purpose public authorities. For example, for one type of moral obligation security, if the issuer of the security is unable to meet its obligation from current revenues, it may draw on a reserve fund. The state or municipality that created the entity has only a moral commitment, not a legal obligation, to restore the reserve fund.

The marketability, valuation or liquidity of municipal securities may be negatively affected in the event that states, localities or their authorities default on their debt obligations or other market events arise, which in turn may negatively affect fund performance, sometimes substantially. A credit rating downgrade relating to, default by, or insolvency or bankruptcy of, one or several municipal issuers of a particular state, territory, commonwealth, or possession could affect the market value or marketability of any one or all such states, territories, commonwealths, or possessions.

The value of municipal securities may also be affected by uncertainties with respect to the rights of holders of municipal securities in the event of bankruptcy or the taxation of municipal securities as a result of legislation or litigation. For example, under federal law, certain issuers of municipal securities may be authorized in certain circumstances to initiate bankruptcy proceedings without prior notice to or the consent of creditors. Such action could result in material adverse changes in the rights of holders of the securities. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law, which ultimately could affect the validity of those municipal securities or the tax-free nature of the interest thereon.

Promissory Notes are written agreements committing the maker or issuer to pay the payee a specified amount either on demand or at a fixed date in the future, with or without interest. These are sometimes called negotiable notes or instruments and are subject to credit risk. Bank notes are notes used to represent obligations issued by banks in large denominations.

Puts, sometimes called demand features or guarantees, are agreements that allow the buyer of the put to sell a security at a specified price and time to the seller or “put provider.” When the fund buys a security with a put feature, losses could occur if the put provider does not perform as agreed. Standby commitments are types of puts.

Quality of Investments. The fund follows regulations set forth by the SEC that dictate the quality requirements for investments made by money market mutual funds, as such regulations may be amended or interpreted from time to time. These regulations require the fund to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest short-term rating categories by two nationally recognized statistical rating organizations (“NRSROs”), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Board of Trustees. High-quality securities may be “first tier” or “second tier” securities. First tier securities may be rated within the highest short-term rating category or determined to be of comparable quality by the investment adviser. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest short-term rating category.

Should a security’s high-quality rating change after purchase by the fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the fund by the Board of Trustees and as required by Rule 2a-7. For more information about the ratings assigned by some NRSROs, refer to the Appendix section of the SAI.

Repurchase Agreements involve the fund buying securities from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. Repurchase agreements entered into by the fund (other than those where the U.S. government, one of its agencies or one of its instrumentalities is a counterparty, which may include the Federal Reserve Bank of New York) will provide that the underlying collateral, which may be in the form of cash, U.S. government securities, fixed income securities, equity securities or other types of securities, including securities that are rated below investment grade, shall at all times have a value at least equal to 100% of the resale price stated in the agreement. Repurchase agreements where the U.S. government, one of its agencies or one of its instrumentalities is a counterparty will provide that the underlying collateral shall have a value at least equal to 100% of the sale price stated in the agreement. Repurchase agreements with the Federal Reserve Bank of New York are deemed to be investments in U.S. government securities. Repurchase agreements collateralized entirely by cash or U.S. government securities may be deemed to be collateralized fully pursuant to Rule 2a-7 and may be deemed to be investments in the underlying securities.

The fund can accept collateral beyond the criteria of Rule 2a-7, such as debt securities, equity securities and high yield securities that are rated below investment grade (“Alternative Collateral”), which exposes the fund to two categories of risks:

(1)

Diversification and Concentration Risk. Repurchase agreements secured by Alternative Collateral are not deemed to be “collateralized fully” under Rule 2a-7, and the repurchase agreement is therefore considered a separate security issued by the counterparty to the fund. Accordingly, in addition to the risks of a default or bankruptcy of the counterparty, the fund must include repurchase agreements that are not “collateralized fully” in its calculations of securities issued by the counterparty held by the fund for purposes of various diversification and concentration requirements applicable to the fund. In particular, to the extent a counterparty is a “securities related business” for purposes of Section 12(d)(3) of the 1940 Act and Rule 12d3-1 thereunder, the fund would not be permitted to hold more than 5% of its total assets in securities issued by the counterparty, including repurchase agreements that are not “collateralized fully” under Rule 2a-7. While this limitation (as well as other applicable limitations arising under concentration and diversification requirements) limits the fund’s exposure to each such counterparty, the fund will be required to monitor its holdings of such securities and ensure that it complies with the applicable limitations; and

(2)	Liquidity Risk. Alternative collateral may not qualify as permitted or appropriate investments for the fund under the fund’s investment strategies and limitations. Accordingly, if a counterparty to a repurchase agreement defaults and the fund takes possession of such collateral, the fund may need to promptly dispose of such collateral (or other securities held by the fund, if the fund exceeds a limitation on a permitted investment by virtue of taking possession of the collateral). In cases of market turmoil (which may be associated with a default or bankruptcy of a counterparty), the fund may have more difficulty than anticipated in selling such securities and/or in avoiding a loss on the sale of such securities. This risk may be more heightened in the case of a counterparty’s insolvency or bankruptcy, which may restrict the fund’s ability to dispose of Alternative Collateral received from the counterparty. The investment adviser follows various procedures to monitor the liquidity and quality of any collateral received under a repurchase agreement (as well as the credit quality of each counterparty) designed to minimize these risks, but there can be no assurance that the procedures will be successful in doing so.

Reduced participation in the repurchase agreement market by counterparties, particularly the Federal Reserve Bank of New York, due to regulatory or market conditions may affect the fund’s investment strategies, operations and/or performance.

Restricted Securities are securities that are subject to legal restrictions on their sale. For example, tender option bonds, commercial paper and other promissory notes may be issued under Section 4(a)(2) of the Securities Act of 1933, as amended (the “1933 Act”), and may be sold only to qualified institutional buyers, such as the fund, under Securities Act Rule 144A. Securities purchased through a private placement offering are also restricted securities.

Restricted securities may be deemed liquid or illiquid. In order to be deemed liquid, the fund must be able to dispose of the security in the ordinary course of business within seven calendar days at approximately the amount the fund has valued the security. In addition, the investment adviser must determine that an institutional or other market exists for these securities. In making this determination, the investment adviser may take into account any liquidity support associated with the security. It is not possible to predict with assurance whether the market for any restricted security will continue. Therefore, the investment adviser monitors the fund’s investments in these securities, focusing on factors, such as valuation, liquidity and availability of information. To the extent the fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the fund’s portfolio may increase if buyers in that market become unwilling to purchase the securities.

Reverse Repurchase Agreements. In a reverse repurchase agreement, the fund would sell a security in exchange for cash and enter into an agreement to repurchase the security at a specified future date and price. The fund generally retains the right to interest and principal payments on the security. If the fund uses the cash it obtains to invest in other securities, this may be considered a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. Because the fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing. When required by guidelines of the SEC, the fund will set aside permissible liquid assets earmarked or in a segregated account to secure its obligations to repurchase the security.

Securities of Other Investment Companies. Investment companies generally offer investors the advantages of diversification and professional investment management by combining shareholders’ money and investing it in securities such as stocks, bonds and money market instruments. Investment companies include: (1) open-end funds (commonly called mutual funds) that issue and redeem their shares on a continuous basis; (2) closed-end funds that offer a fixed number of shares, and are usually listed on an exchange; and (3) unit investment trusts that generally offer a fixed number of redeemable shares. Certain open-end funds, closed-end funds and unit investment trusts are traded on exchanges (see the section entitled “Exchange Traded Funds” for more information).

Investment companies may make investments and use techniques designed to enhance their performance. These may include delayed-delivery and when-issued securities transactions; swap agreements; buying and selling futures contracts, illiquid, and/or restricted securities and repurchase agreements; and borrowing or lending money and/or portfolio securities. The risks of investing in a particular investment company will generally reflect the risks of the securities in which it invests and the investment techniques it employs. Also, investment companies charge fees and incur expenses.

Federal law restricts the ability of one registered investment company to invest in another. As a result, the extent to which the fund may invest in another investment company may be limited. With respect to investments in other mutual funds, the SEC has granted the Schwab Funds® an exemption from the limitations of the 1940 Act that restrict the amount of securities of underlying mutual funds a Schwab Fund may hold, provided that certain conditions are met. The conditions imposed by the SEC were designed to address certain abuses perceived to be associated with “funds of funds”, including unnecessary costs (such as sales loads, advisory fees and administrative costs), and undue influence by the investing fund over the underlying fund. The conditions apply only when a Schwab fund and its affiliates in the aggregate own more than 3% of the outstanding shares of any one underlying fund.

The Schwab Variable Share Price Money Fund is prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Under the terms of the exemptive order, the fund and its affiliates may not control a non-affiliated underlying fund. Under the 1940 Act, any person who owns beneficially, either directly or through one or more controlled companies, more than 25% of the voting securities of a company is assumed to control that company. This limitation is measured at the time the investment is made. The fund does not currently intend to take advantage of this exemptive order because the fund is not a “fund of funds.”

Stripped Securities are securities whose income and principal components are detached and sold separately. While the risks associated with stripped securities are similar to other money market securities, stripped securities are typically subject to greater changes in value. U.S. Treasury securities that have been stripped by the Federal Reserve Bank are obligations of the U.S. Treasury. Privately stripped government securities are created when a dealer deposits a U.S.

Treasury security or other U.S. Government security with a custodian for safekeeping; the custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells. There are two types of stripped securities: coupon strips, which refer to the zero coupon bonds that are backed by the coupon payments; and principal strips, which are backed by the final repayments of principal. Unlike coupon strips, principal strips do not accrue a coupon payment. They are sold at a discounted price and accrete up to par. An investor in a principal strip would only need to pay capital gains tax on the principal strip.

The fund may invest in U.S. Treasury bonds that have been stripped of their unmatured interest coupons, the coupons themselves, and receipts or certificates representing interests in such stripped debt obligations and coupons. Interest on zero coupon bonds is accrued and paid at maturity rather than during the term of the security. Such obligations have greater price volatility than coupon obligations and other normal interest-paying securities, and the value of zero coupon securities reacts more quickly to changes in interest rates than do coupon bonds. Because dividend income is accrued throughout the term of the zero coupon obligation, but it is not actually received until maturity, the fund may have to sell other securities to pay accrued dividends prior to the maturity of the zero coupon obligation.

Unlike regular U.S. Treasury bonds which pay semi-annual interest, U.S. Treasury zero coupon bonds do not generate semi-annual coupon payments. Instead, zero coupon bonds are purchased at a substantial discount from the maturity of such securities. The discount reflects the current value of the deferred interest and is amortized as interest income over the life of the securities; it is taxable even though there is no cash return until maturity.

Zero coupon U.S. Treasury issues originally were created by government bond dealers who bought U.S. Treasury bonds and issued receipts representing an ownership interest in the interest coupons or the principal portion of the bonds. Subsequently, the U.S. Treasury began directly issuing zero coupon bonds with the introduction of the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately.

While zero coupon bonds eliminate the reinvestment risk of regular coupon issues, i.e., the risk of subsequently investing the periodic interest payments at a lower rate than that of the security currently held, zero coupon bonds fluctuate much more sharply than regular coupon-bearing bonds. Thus, when interest rates rise, the value of zero coupon bonds will decrease to a greater extent than will the value of regular bonds having the same interest rate.

U.S. Government Securities. are issued by the U.S. Treasury or issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. Not all U.S. government securities are backed by the full faith and credit of the U.S. government. Some U.S. government securities, such as those issued by the Federal Home Loan Banks (“FHLB”), are supported by a line of credit the issuing entity has with the U.S. Treasury. Others are supported solely by the credit of the issuing agency or instrumentality such as obligations issued by the Federal Farm Credit Banks Funding Corporation (“FFCB”). There can be no assurance that the U.S. government will provide financial support to U.S. government securities of its agencies and instrumentalities if it is not obligated to do so under law. U.S. government securities, including U.S. Treasury securities, are among the safest securities, however, not unlike other debt securities, they are still sensitive to interest rate changes, which will cause their yields and prices to fluctuate.

On September 7, 2008, the U.S. Treasury announced a federal takeover of the Federal National Mortgage Association (known as Fannie Mae) and the Federal Home Loan Mortgage Corporation (known as Freddie Mac), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality. Under these Senior Preferred Stock Purchase Agreements (“SPAs”), the U.S. Treasury has pledged to provide up to $100 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. On May 6, 2009, the U.S. Treasury increased its maximum commitment to each instrumentality under the SPAs to $200 billion per instrumentality. On December 24, 2009, the U.S. Treasury further amended the SPAs to allow the cap on Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in Fannie Mae’s and Freddie Mac’s net worth through the end of 2012. On August 17, 2012, the U.S. Treasury announced that it was again amending the SPAs to terminate the requirement that Fannie Mae and Freddie Mac each pay a 10% dividend annually on all amounts received under the funding commitment. Instead, they will transfer to the U.S. Treasury on a quarterly basis all profits earned during a quarter that exceed a capital reserve amount of $3 billion. It is anticipated that the new amendment would put Fannie Mae and Freddie Mac in a better position to service their debt. At the start of 2013, the unlimited support the U.S. Treasury extended to the two companies expired — Fannie Mae’s bailout is capped at $125 billion and Freddie Mac has a limit of $149 billion.

The actions of the U.S. Treasury are intended to ensure that Fannie Mae and Freddie Mac maintain a positive net worth and meet their financial obligations preventing mandatory triggering of receivership. No assurance can be given that the U.S. Treasury initiatives will be successful. In addition, the future for Fannie Mae and Freddie Mac remains uncertain. Congress has recently considered proposals to reduce the U.S. government’s role in the mortgage market and to wind down or restructure the operations of both Fannie Mae and Freddie Mac. Should the federal government adopt any such proposal, the value of the fund’s investments in securities issued by Fannie Mae or Freddie Mac would be impacted.

Although the risk of default with U.S. government securities is considered unlikely, any default on the part of a portfolio investment could cause the fund’s share price or yield to fall.

In accordance with recommendations made by the Treasury Market Practices Group, to the extent the fund enters into transactions involving U.S. Treasury securities, agency debt instruments issued by Fannie Mae, Freddie Mac and the Federal Home Loans Banks, and agency-pass-through MBS issued or guaranteed by Fannie Mae, Freddie Mac and Ginnie Mae, the fund may pay “fails charges” to or be owed “fails charges” from a counterparty, in connection with certain failures to deliver securities to settle trades.

U.S. Treasury Securities are obligations of the U.S. Treasury and include bills, notes and bonds. U.S. Treasury securities are backed by the full faith and credit of the United States government.

Variable and Floating Rate Debt Securities pay an interest rate, which is adjusted either periodically or at specific intervals or which floats continuously according to a formula or benchmark. Although these structures generally are intended to minimize the fluctuations in value that occur when interest rates rise and fall, some structures may be linked to a benchmark in such a way as to cause greater volatility to the security’s value.

Some variable rate securities may be combined with a put or demand feature (variable rate demand securities) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. While the demand feature is intended to reduce credit risks, it is not always unconditional and may be subject to termination if the issuer’s credit rating falls below investment grade or if the issuer fails to make payments on other debt. While most variable-rate demand securities allow the fund to exercise its demand rights at any time, some such securities may only allow the fund to exercise its demand rights at certain times, which reduces the liquidity usually associated with this type of security. There may also be a period of time between when the fund exercises its demand rights and when the demand feature provider is obligated to pay. The fund could suffer losses in the event that the demand feature provider, usually a bank, fails to meet its obligation to pay the demand.

Synthetic variable or floating rate securities include tender option bond receipts. Tender option bond receipts are derived from fixed-rate municipal bonds that are placed in a trust that also contains a liquidity facility. The trust issues two classes of receipts, one of which is a synthetic variable-rate demand obligation and one of which is an inverse-rate long-term obligation; each obligation represents a proportionate interest in the underlying bonds. The remarketing agent for the trust sets a floating or variable rate on typically a weekly basis. The synthetic variable-rate demand obligations, or floater receipts, grant the investors (floater holders) the right to require the liquidity provider to purchase the receipts at par, on a periodic (e.g., daily, weekly or monthly) basis. The trust receives the interest income paid by the issuer of the underlying bonds and, after paying fees to the trustee, remarketing agent and liquidity provider, the remaining income is paid to the floater holders based on the prevailing market rate set by the remarketing agent and the remaining (or inverse) amount is paid to the long-term investor. The trust is collapsed prior to the maturity of the bonds and the receipts holders may participate in any gain realized from the sale of the bonds at that time. In the event of certain defaults or a significant downgrading in the credit rating assigned to the issuer of the bond, the liquidity facility provider may not be obligated to accept tendered floater receipts. In this event, the underlying bonds in the trust are priced for sale in the market and the proceeds are used to repay the floater and inverse receipt holders. If the receipts holders cannot be repaid in full from the sale of the underlying bonds then the bonds will be distributed to the receipts holders on a pro-rata basis, in which case the holders would anticipate a loss. Tender option bonds may be considered derivatives and are subject to the risk thereof.

Recent regulations could impact the tender option bonds in which the fund invests. In particular, U.S. regulators recently adopted rules designed to implement Section 619 (the “Volcker Rule”) and Section 941 (the “Risk Retention Rules”) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Volcker Rule and the Risk Retention Rules apply to, among other things, tender option bond programs. When effective, these rules will restrict banking entities from: (i) acting as a sponsor or acquiring interests in the trusts used to hold a municipal bond in the creation of tender option bond trusts; and (ii) servicing or maintaining relationships with existing programs involving such trusts to the same extent and in the same capacity as existing programs. As a result, these rules may adversely affect the tender option bond market and, more broadly, the municipal bond market, which could negatively impact the fund.

The fund may purchase certain variable rate demand securities issued by closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. The fund may invest in securities issued by single state or national closed-end municipal bond funds. It is anticipated that the interest on the variable rate demand securities will be exempt from federal income tax and, with respect to any such securities issued by single state municipal bond funds, exempt from the applicable state’s income tax. The variable rate demand securities will pay a variable dividend rate, determined weekly, typically through a remarketing process, and include a demand feature that provides the fund with a contractual right to tender the securities to a liquidity provider on at least seven (7) days notice. The fund will have the right to seek to enforce the liquidity provider’s contractual obligation to purchase the securities, but the fund could lose money if the liquidity provider fails to honor its obligation. The fund has no right to put the securities back to the closed-end municipal bond funds or demand payment or redemption directly from the closed-end municipal bond funds. Further, the variable rate demand securities are not freely transferable and, therefore, the fund may only transfer the securities to another investor in compliance with certain exemptions under the 1933 Act, including Rule 144A.

The fund’s purchase of variable rate demand securities issued by closed-end municipal bond funds will be subject to the restrictions set forth in the 1940 Act regarding investments in other investment companies.

The fund may invest in tender option bonds the interest on which will, in the opinion of bond counsel or counsel for the issuer of interests therein, be exempt from regular federal income tax. Tender option bond trust receipts generally are structured as private placements and, accordingly, may be deemed to be restricted securities for purposes of the fund’s investment limitations.

INVESTMENT LIMITATIONS

The following investment limitations may be changed only by a vote of a majority of the fund’s outstanding shares.

The Fund may not:

(1)	Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(2)	Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(3)	Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(4)	Make loans to other persons, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5)	Issue senior securities, except to the extent permitted under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(6)	Purchase securities of any issuer unless consistent with the maintenance of its status as a diversified company under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(7)	Borrow money, except to the extent permitted by the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

The following descriptions of the 1940 Act may assist investors in understanding the above fundamental policies and restrictions.

Diversification. Under the 1940 Act, a diversified fund, with respect to 75% of its total assets, may not purchase securities (other than U.S. government securities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer or it would own more than 10% of such issuer’s outstanding voting securities. Money market funds that satisfy the applicable diversification requirements of Rule 2a-7 of the 1940 Act are deemed to satisfy the diversification requirements set forth above.

Borrowing. The 1940 Act presently restricts the fund from borrowing (including pledging, mortgaging or hypothecating assets) in excess of 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Lending. Under the 1940 Act, the fund may only make loans if expressly permitted by its investment policies.

Concentration. The SEC presently defines concentration as investing 25% or more of the fund’s net assets in an industry or group of industries, with certain exceptions. Municipal securities are not deemed to be issued by an issuer from a single industry or group of industries.

Underwriting. Under the 1940 Act, underwriting securities involves the fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Senior Securities. Senior securities may include any obligation or instrument issued by the fund evidencing indebtedness. The 1940 Act generally prohibits the fund from issuing senior securities, although it provides allowances for certain borrowings and certain other investments, such as short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.

Real Estate. The 1940 Act does not directly restrict the fund’s ability to invest in real estate, but does require that every fund have the fundamental investment policy governing such investments. The fund has adopted the fundamental policy that would permit direct investment in real estate. However, the fund has a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of the fund’s Board of Trustees.

The following are non-fundamental investment policies and restrictions, and may be changed by the Board of Trustees.

The fund may not:

(1)	Purchase securities (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry or group of industries.

(2)	Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that the fund may (i) purchase securities of companies that deal in real estate or interests therein (including REITs), (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) purchase securities of companies that deal in precious metals or interests therein.

(3)	Invest more than 5% of its total assets in illiquid securities.

(4)	Purchase securities of other investment companies, except as permitted by the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

(5)	Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (this restriction does not apply to purchases of debt securities or repurchase agreements).

(6)	Borrow money except that the fund may (i) borrow money from banks or through an interfund lending facility, if any, only for temporary or emergency purposes (and not for leveraging) and (ii) engage in reverse repurchase agreements with any party; provided that (i) and (ii) in combination do not exceed 33 1/3% of its total assets (any borrowings that come to exceed this amount will be reduced to the extent necessary to comply with the limitation within three business days).

(7)	Sell securities short unless it owns the security or the right to obtain the security or equivalent securities, or unless it covers such short sale as required by current SEC rules and interpretations (transactions in futures contracts, options and other derivative instruments are not considered selling securities short).

(8)	Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities and provided that margin deposits in connection with futures contracts, options on futures or other derivative instruments shall not constitute purchasing securities on margin.

Policies and investment limitations that state a maximum percentage of assets that may be invested in a security or other asset, or that set forth a quality standard shall be measured immediately after and as a result of the fund’s acquisition of such security or asset, unless otherwise noted. Except with respect to limitations on borrowing, any subsequent change in net assets or other circumstances does not require the fund to sell an investment if it could not then make the same investment. With respect to the limitation on illiquid securities, in the event that a subsequent change in total assets or other circumstances cause the fund to exceed its limitation, the fund will take steps to bring the aggregate amount of illiquid instruments back within the limitations as soon as reasonably practicable.

MANAGEMENT OF THE FUND

The fund is overseen by a Board of Trustees. The trustees are responsible for protecting shareholder interests. The trustees regularly meet to review the investment activities, contractual arrangements and the investment performance of the fund. The trustees met              times during the most recent fiscal year.

Certain trustees are “interested persons.” A trustee is considered an interested person of the Trust under the 1940 Act if he or she is an officer, director, or an employee of CSIM or Charles Schwab & Co., Inc. (“Schwab”). A trustee also may be considered an interested person of the Trust under the 1940 Act if he or she owns stock of The Charles Schwab Corporation, a publicly traded company and the parent company of the fund’s investment adviser and distributor.

As used herein the terms “Fund Complex” and “Family of Investment Companies” each refer collectively to The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios, Schwab Capital Trust, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust which, as of January     , 2016, included              funds.

Each of the officers and/or trustees also serves in the same capacity as described for the Trust, for Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. The tables below provide information about the trustees and officers for the Trust, which includes the fund in this SAI. The address of each individual listed below is 211 Main Street, San Francisco, California 94105.

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES

John F. Cogan

1947

Trustee

(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)

	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow Stanford Institute for Economic Policy Research (2000 - present); Professor of Public Policy, Stanford University (1994 – present).		Director, Gilead Sciences, Inc. (2005 – present)

David L. Mahoney

1954

Trustee

(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)

	Private Investor.		Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 - present)

Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013)		Director, KLA- Tencor Corporation (2008 – present)

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INDEPENDENT TRUSTEES

Charles A. Ruffel

1956

Trustee

(Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2015)

	Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (May 2009 - present); Director, Asset International, Inc. (publisher of financial services information) (Jan. 2009 – Nov. 2014).		None.

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust and Laudus Institutional Trust since 2010)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).

Director, Eaton (2012 – present)

Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)

Director, Oneok, Inc. (2009 – 2013)

Lead Independent Director, Board of Cooper Industries (2002 – 2012)

Joseph H. Wender

1944

Trustee

(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust and Laudus Institutional Trust since 2010)

	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008- present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).		Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals (1994 – present)

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED1)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY THE TRUSTEE	OTHER DIRECTORSHIPS DURING THE PAST FIVE YEARS
INTERESTED TRUSTEES

Charles R. Schwab[2]

1937

Chairman and Trustee

(Chairman and Trustee of The Charles Schwab Family of Funds since 1989; Schwab Investments since 1991; Schwab Capital Trust since 1993; Schwab Annuity Portfolios since 1994; Laudus Trust and Laudus Institutional Trust since 2010)

	Chairman and Director, The Charles Schwab Corporation (1986 – present); Chairman and Director of Charles Schwab & Co., Inc. (1971 – present); Chairman and Director of Charles Schwab Investment Management, Inc. (1989 – present); Chairman and Director of Charles Schwab Bank (2003 – present); Chairman and Chief Executive Officer of Schwab (SIS) Holdings Inc. I and Schwab International Holdings, Inc. (1996 – present); and Director, Chairman and Chief Executive Officer, Schwab Holdings, Inc. (1979 – present).		Chairman and Director, The Charles Schwab Corporation (1986 – present); Director, Yahoo! Inc. (2014 - present)

Walter W. Bettinger II2

1960

Trustee

(Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust and Laudus Institutional Trust since 2010)

	Director, President and Chief Executive Officer, The Charles Schwab Corporation and Charles Schwab & Co., Inc. (2008 – present); Director, Charles Schwab Bank (2006 – present); and Director, Schwab Holdings, Inc. (2008 – present).		Director, The Charles Schwab Corporation (2008 – present)

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS

Marie Chandoha

1961

President and Chief Executive Officer

(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2010)

Executive Vice President, Charles Schwab & Co., Inc. Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010.

NAME, YEAR OF BIRTH, AND POSITION(S) WITH THE TRUST; (TERM OF OFFICE AND LENGTH OF TIME SERVED3)	PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
OFFICERS

George Pereira

1964

Treasurer and Principal Financial Officer, Schwab Funds

Treasurer and Chief Financial Officer, Laudus Funds

(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust and Laudus Institutional Trust since 2006)

Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present).

Omar Aguilar

1970

Senior Vice President and Chief Investment Officer – Equities

(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)

Senior Vice President and Chief Investment Officer - Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer - Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander

1961

Senior Vice President and Chief Investment Officer – Fixed Income

(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)

Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (April 2006 – Jan. 2008).

David Lekich

1964

Chief Legal Officer and Secretary, Schwab Funds

Vice President and Assistant Clerk, Laudus Funds

(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2011)

Senior Vice President (Sept. 2011 – present), Vice President (March 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (April 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.

Catherine MacGregor

1964

Vice President and Assistant Secretary, Schwab Funds

Chief Legal Officer, Vice President and Clerk, Laudus Funds

(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust since 2005)

Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005- present); Vice President (Dec. 2005-present), Chief Legal Officer and Clerk (March 2007-present), Laudus Funds; Vice President (Nov. 2005 - present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009-present).

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab and Laudus Funds’ retirement policy requires that independent trustees retire at age 72 or after twenty years as a trustee, whichever comes first. In addition, the retirement policy requires any independent trustee of Schwab Funds or Laudus Funds to retire from all Boards upon their required retirement date from either Board.

[2]	Mr. Schwab and Mr. Bettinger are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Boards.

Board Leadership Structure

The Chairman of the Board of Trustees, Charles R. Schwab, is Chairman of the Board of Directors of The Charles Schwab Corporation and an interested person of the trust as that term is defined in the 1940 Act. The Trust does not have a single lead independent trustee. The Board is comprised of a super-majority (75 percent) of trustees who are not interested persons of the trust (i.e., “independent trustees”). There are three primary committees of the Board: the Audit, Compliance and Valuation Committee; the Governance Committee; and the Investment Oversight Committee. Each of the Committees is chaired by an independent trustee, and each Committee is comprised solely of independent trustees. The Committee chairs preside at Committee meetings, participate in formulating agendas for those meetings, and coordinate with management to serve as a liaison between the independent trustees and management on matters within the scope of the responsibilities of each Committee as set forth in its Board-approved charter. The Board has determined that this leadership structure is appropriate given the specific characteristics and circumstances of the trust. The Board made this determination in consideration of, among other things, the fact that the independent trustees of the trust constitute a super-majority of the Board, the fact that Committee chairs are independent trustees, the number of funds (and classes) overseen by the Board, and the total number of trustees on the Board.

Board Oversight of Risk Management

Like most mutual funds, fund management and its other service providers have responsibility for day-to-day risk management for the fund. The Board’s duties, as part of its risk oversight of the trust, consist of monitoring risks identified during regular and special reports to the Committees of the Board, as well as regular and special reports to the full Board. In addition to monitoring such risks, the Committees and the Board oversee efforts of fund management and service providers to manage risks to which the funds of the Trust may be exposed. For example, the Investment Oversight Committee meets with portfolio managers and receives regular reports regarding investment risk and credit risk of the fund’s portfolio. The Audit, Compliance and Valuation Committee meets with the fund’s Chief Compliance Officer and Chief Financial Officer and receives regular reports regarding compliance risks, operational risks and risks related to the valuation and liquidity of portfolio securities. From its review of these reports and discussions with management, each Committee receives information about the material risks of the funds of the Trust and about how management and service providers mitigate those risks, enabling the independent Committee chairs and other independent members of the Committees to discuss these risks with the full Board.

The Board recognizes that not all risks that may affect the fund can be identified nor can processes and controls be developed to eliminate or mitigate the occurrence or effects of certain risks; some risks are simply beyond the reasonable control of the fund, its management, and service providers. Although the risk oversight functions of the Board, and the risk management policies of fund management and fund service providers, are designed to be effective, there is no guarantee that they will eliminate or mitigate all risks. In addition, it may be necessary to bear certain risks (such as investment-related risks) to achieve the fund’s investment objective. As a result of the foregoing and other factors, the fund’s ability to manage risk is subject to significant limitations.

Individual Trustee Qualifications

The Board has concluded that each of the trustees should initially and continue to serve on the Board because of (i) his or her ability to review and understand information about the Trust provided to them by management, to identify and request other information they may deem relevant to the performance of their duties, to question management regarding material factors bearing on the management of the Trust, and to exercise their business judgment in a manner that serves the best interests of the Trust’s shareholders and (ii) the trustee’s experience, qualifications, attributes or skills as described below.

The Board has concluded that Mr. Bettinger should serve as trustee of the Trust because of the experience he gained as president and chief executive officer of The Charles Schwab Corporation, his knowledge of and experience in the financial services industry, and the experience he has gained serving as trustee of the Schwab Funds since 2008.

The Board has concluded that Mr. Cogan should serve as trustee of the Trust because of the experience he has gained serving as a senior fellow and professor of public policy at a university and his former service in government, the experience he has gained serving as trustee of the Schwab Funds since 2008, and his service on other public company boards.

The Board has concluded that Mr. Mahoney should serve as trustee of the trusts because of the experience he gained as co-chief executive officer of a healthcare services company, and his service on other public company boards.

The Board has concluded that Mr. Patel should serve as trustee of the trusts because of the experience he gained as executive vice president, general manager and chief financial officer of a software company, and his service on other public company boards.

The Board has concluded that Mr. Ruffel should serve as trustee of the trust because of the experience he gained as the founder and former chief executive officer of a publisher and information services firm specializing in the retirement plan industry, his experience in and knowledge of the financial services industry, and the experience he has gained serving as trustee of the Schwab Strategic Trust funds since 2009.

The Board has concluded that Mr. Schwab should serve as trustee of the Trust because of the experience he has gained as founder and chairman of the board of Schwab, and subsequently its parent corporation, The Charles Schwab Corporation, his experience in and knowledge of the financial services industry, the experience he has gained serving as Chairman of the Board of Trustees of the Schwab Funds since their inception, and his former service on other public company boards.

The Board has concluded that Mr. Smith should serve as trustee of the Trust because of the experience he has gained as managing partner of his own investment advisory firm, the experience he has gained serving as trustee of the Schwab Funds since 2000, his service on other public company boards, and his experience serving as Chair of the Trust’s Investment Oversight Committee.

The Board has concluded that Mr. Wender should serve as trustee of the Trust because of the experience he gained serving as former partner and chairman of the finance committee of an investment bank, the experience he has gained serving as trustee of the Schwab Funds since 2008, and his service on other public company boards.

Trustee Committees

The Board of Trustees has established certain committees and adopted Committee charters with respect to those committees, each as described below:

•	The Audit, Compliance and Valuation Committee reviews the integrity of the Trust’s financial reporting processes and compliance policies, procedures and processes, and the Trust’s overall system of internal controls. The Audit, Compliance and Valuation Committee also reviews and evaluates the qualifications, independence and performance of the Trust’s independent auditors, and the implementation and operation of the Trust’s valuation policies and procedures. This Committee is comprised of at least three Independent Trustees and currently has the following members: Kiran M. Patel (Chairman), John F. Cogan and David L. Mahoney. The Committee met 4 times during the most recent fiscal year.

•	The Governance Committee reviews and makes recommendations to the Board regarding Trust governance-related matters, including but not limited to Board compensation practices, retirement policies and term limits, Board self-evaluations, the effectiveness and allocation of assignments and functions by the Board, the composition of Committees of the Board, and the training of Trustees. The Governance Committee is also responsible for selecting and nominating candidates to serve as Trustees. The Governance Committee does not have a written policy with respect to consideration of candidates for Trustee submitted by shareholders. However, if the Governance Committee determined that it would be in the best interests of the Trust to fill a vacancy on the Board of Trustees, and a shareholder submitted a candidate for consideration by the Board of Trustees to fill the vacancy, the Governance Committee would evaluate that candidate in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trust at the Trust’s principal business address. This Committee is comprised of at least three Independent Trustees and currently has the following members: John F. Cogan (Chairman), David L. Mahoney and Joseph H. Wender. The Committee met 4 times during the most recent fiscal year.

•	The Investment Oversight Committee reviews the investment activities of the Trust and the performance of the Fund’s investment adviser. This Committee is comprised of at least three Trustees (at least two-thirds of whom shall be Independent Trustees) and currently has the following members: Gerald B. Smith (Chairman), Charles A. Ruffel and Joseph H. Wender. The Committee met 6 times during the most recent fiscal year.

Trustee Compensation

The following table provides trustee compensation for the fiscal year ended December 31, 2015.

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Funds and Fund Complex Paid to Trustees

Charles R. Schwab	$0	N/A	$0
Walter W. Bettinger II	$0	N/A	$0

Mariann Byerwalter*		N/A
John F. Cogan		N/A
David L. Mahoney		N/A
Kiran M. Patel		N/A
Gerald B. Smith		N/A
Joseph H. Wender		N/A

*	Ms. Byerwalter resigned effective March 9, 2015.

Securities Beneficially Owned by Each Trustee

The following tables provide each Trustee’s equity ownership of the fund and ownership of all registered investment companies overseen by each Trustee in the Family of Investment Companies as of December 31, 2015.

Name of Trustee	Dollar Range of Trustee Ownership of the Fund:			Aggregate Dollar Range of Trustee Ownership in the Family of Investment Companies
Interested Trustees
Charles R. Schwab	None	None	None
Walter W. Bettinger II	None	None	None

Independent Trustees
John F. Cogan	None	None	None
David L. Mahoney	None	None	None
Kiran M. Patel	None	None	None
Charles A. Ruffel	None	None	None
Gerald B. Smith	None	None	None
Joseph H. Wender	None	None	None

Deferred Compensation Plan

Independent Trustees may enter into a fee deferral plan. Under this plan, deferred fees will be credited to an account established by the Trust as of the date that such fees would have been paid to the trustee. The value of this account will equal the value that the account would have if the fees credited to the account had been invested in the shares of Schwab Funds® selected by the trustee. Currently, none of the Independent Trustees has elected to participate in this plan.

Code of Ethics

The fund, its investment adviser and Schwab have adopted a Code of Ethics as required under the 1940 Act. Subject to certain conditions or restrictions, the Code of Ethics permits the trustees, directors, officers or advisory representatives of the fund or the investment adviser or the directors or officers of Schwab to buy or sell directly or indirectly securities for their own accounts. This includes securities that may be purchased or held by the fund. Securities transactions by some of these individuals may be subject to prior approval of the investment adviser’s Chief Compliance Officer or alternate. Most securities transactions are subject to quarterly reporting and review requirements.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of             , 2016, the officers and trustees of the Trust, as a group owned of record or beneficially, none of the outstanding voting securities of the fund.

Persons who own of record or beneficially more than 25% of the fund’s outstanding shares may be deemed to control the fund within the meaning of the 1940 Act. Shareholders controlling the fund could have the ability to vote a majority of the shares of the fund on any matter requiring the approval of shareholders of the fund.

As of             , 2016, no persons or entities owned, of record or beneficially, more than 5% of the outstanding voting securities of any class of the fund.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, 211 Main Street, San Francisco, CA 94105, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (“Advisory Agreement”) between it and the Trust. Schwab is an affiliate of the investment adviser and is the Trust’s distributor and shareholder services paying agent. Charles R. Schwab is the founder, Chairman and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the investment adviser and Schwab.

Advisory Agreement

After an initial two-year term, the continuation of the fund’s Advisory Agreement must be specifically approved at least annually (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement between the Trust and CSIM with respect to existing funds in the Trust. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by the fund’s investment adviser, as well as extensive data provided by third parties, and the Independent Trustees receive advice from counsel to the Independent Trustees.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive a graduated annual fee payable monthly based on the fund’s average daily net assets as described below.

First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
More than $40 billion	0.25%

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the following share class of the fund as follows for so long as the investment adviser serves as the adviser to the fund (a “contractual expense limitation agreement”).

Schwab Variable Share Price Money Fund – Investor Shares:	0.45%

The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the following share classes of the as follows through             , 201     (a “contractual expense limitation agreement”).

Schwab Variable Share Price Money Fund - Select Shares:	0.35%
Schwab Variable Share Price Money Fund – Premier Shares:	0.24%
Schwab Variable Share Price Money Fund – Ultra Shares:	0.21%

The fund’s contractual expense limitation agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. The contractual expense limitation agreement is applied prior to and without regard to the voluntary yield waiver discussed below and may not be recaptured by the investment adviser. However, as discussed below, the voluntary yield waiver may be recaptured and such recapture may cause the fund’s total annual fund operating expenses to exceed the expense limitation set forth under the contractual expense limitation agreement, when it occurs. A contractual expense limitation agreement, where applicable, is not intended to cover all fund expenses, and the fund’s expenses may exceed the amount of the expense limitation set forth in a contractual expense limitation agreement. For example, the contractual expense limitation agreement does not cover investment-related expenses, such as brokerage commissions, interest, taxes and the fees and expenses of pooled investment vehicles, such as other investment companies, nor does it cover extraordinary or non-routine expenses, if any, such as shareholder meeting costs.

The investment adviser and/or its affiliates also may, if applicable, voluntarily waive and/or reimburse expenses in excess of their current fee waiver and reimbursement commitment to the extent necessary to maintain a positive net for the fund (the “voluntary yield waiver”). In addition, the investment adviser and Schwab have agreed to reduce future net total operating expenses for certain classes of certain funds as a group when aggregate assets of the group exceed certain levels.

Distributor

Pursuant to an Amended and Restated Distribution Agreement between Schwab and the Trust, Schwab, located at 211 Main Street, San Francisco, California, 94105, is the principal underwriter for shares of the fund and is the Trust’s agent for the purpose of the continuous offering of the fund’s shares. The fund pays for prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplemental sales literature and advertising. Schwab receives no fee under the Distribution Agreement.

Shareholder Servicing and Sweep Administration Plan

The Trust’s Board of Trustees has adopted a Shareholder Servicing and Sweep Administration Plan (the “Plan”) on behalf of the funds of the Trust. The Plan enables the fund to bear expenses relating to the provision by service providers, including Schwab, of certain shareholder services to the current shareholders of the fund. The Trust has appointed Schwab to act as its shareholder servicing fee paying agent under the Plan for the purpose of making payments to the service providers (other than Schwab) under the Plan. All shareholder service fees paid by the fund to Schwab in its capacity as the fund’s paying agent will be passed through to the service providers, and Schwab will not retain any portion of such fees. Pursuant to the Plan, the fund is subject to an annual shareholder servicing fee, up to the amount set forth below:

Fund	Shareholder Servicing Fee
Schwab Variable Share Price Money Fund – Investor Shares	0.25%
Schwab Variable Share Price Money Fund – Select Shares	0.15%
Schwab Variable Share Price Money Fund – Premier Shares	0.04%
Schwab Variable Share Price Money Fund – Ultra Shares	0.02%

Pursuant to the Plan, the fund (or Schwab as paying agent) may pay Schwab or service providers that, pursuant to written agreements with Schwab, provide certain account maintenance, customer liaison and shareholder services to fund shareholders. Schwab and the other service providers may provide fund shareholders with the following shareholder services, among other shareholder services: (i) maintaining records for shareholders that hold shares of the fund; (ii) communicating with shareholders, including the mailing of regular statements and confirmation statements, distributing fund-related materials, mailing prospectuses and reports to shareholders, and responding to shareholder inquiries; (iii) communicating and processing shareholder purchase, redemption and exchange orders; (iv) communicating mergers, splits or other reorganization activities to fund shareholders; and (v) preparing and filing tax information, returns and reports.

The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab (or, in the case of payments made to Schwab, pursuant to Schwab’s written agreement with the fund). Payments under the Plan are made as described above regardless of Schwab’s or the service provider’s actual cost of providing the shareholder services. If the cost of providing the shareholder services under the Plan is less than the payments received, the unexpended portion of the shareholder servicing fees may be retained as profit by Schwab or the service provider.

The sweep administration fee paid to Schwab is calculated at the annual rate set forth in the chart above and is based on the average daily net asset value of the fund (or class) shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above regardless of Schwab’s actual cost of providing the administration services. If the cost of providing the administration services under the Plan is less than the payments received, the unexpended portion of the sweep administration fees may be retained as profit by Schwab. In the event Schwab discontinues the sweep administration services it provides to fund shareholders in the Sweep Shares in their entirety, it will not continue to collect the Sweep Administration Fee.

The Plan shall continue in effect for the fund for so long as its continuance is specifically approved at least annually by a vote of the majority of both (i) the Board of Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to it (the “Qualified Trustees”). The Plan requires that Schwab or any person authorized to direct the disposition of monies paid or payable by the fund pursuant to the Plan furnish quarterly written reports of amounts spent under the Plan and the purposes of such expenditures to the Board of Trustees of the Trust for review. All material amendments to the Plan must be approved by votes of the majority of both (i) the Board of Trustees and (ii) the Qualified Trustees.

Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”), 2000 Crown Colony Drive, Quincy, Massachusetts 02169-0953, serves as the fund’s transfer agent. As part of these services, the firm maintains records pertaining to the sale, redemption and transfer of the fund’s shares.

Custodian and Fund Accountant

State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as custodian and fund accountant for the fund.

The custodian is responsible for the daily safekeeping of securities and cash held or sold by the fund. The fund accountant maintains the books and records related to the fund’s transactions.

Independent Registered Public Accounting Firm

The fund’s independent registered public accounting firm, [                                                 ], audits and reports on the annual financial statements of the fund and reviews certain regulatory reports and the fund’s federal income tax return. They also perform other professional, accounting, auditing, tax and advisory services when the Trust engages them to do so. Their address is Three Embarcadero Center, San Francisco, CA 94111-4004.

Other Expenses

The fund pays other expenses that typically are connected with the Trust’s operations, and include legal, audit and custodian fees, as well as the costs of accounting and registration of the fund. Expenses not directly attributable to the fund will generally be allocated among the funds in the Trust on the basis of the fund’s relative net assets at the time the expense is incurred.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Portfolio Turnover

Because securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, the fund’s portfolio turnover rate for reporting purposes is expected to be near zero.

Portfolio Holdings Disclosure

The Trust’s Board of Trustees has approved policies and procedures that govern the timing and circumstances regarding the disclosure of fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the fund’s portfolio securities is in the best interests of fund shareholders, and include procedures to address conflicts between the interests of the fund’s shareholders, on the one hand, and those of the fund’s investment adviser, principal underwriter or any affiliated person of the fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board of Trustees has authorized the President of the Trust to authorize the release of the fund’s portfolio holdings, as necessary, in conformity with the foregoing principles.

The Board of Trustees exercises on-going oversight of the disclosure of fund portfolio holdings by overseeing the implementation and enforcement of the fund’s policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters. The Board of Trustees will receive periodic updates, at least annually, regarding entities which were authorized to be provided “early disclosure” (as defined below) of the fund’s portfolio holdings information and will periodically review any agreements that the Trust has entered into to selectively disclose portfolio holdings.

The fund posts on its website at www.csimfunds.com/schwabfunds_prospectus a list of the securities held by the fund as of the last business day of the most recent month. This list is updated within 5 business days after the end of the month and will remain available online for at least 6 months after the initial posting. In addition, not later than five business days after the end of each calendar month, the fund will file a schedule of information regarding its portfolio holdings and other information about the fund as of the last day of that month with the SEC on Form N-MFP. These filings will be publicly available on a delayed basis on the SEC’s website at www.sec.gov 60 days after the end of each calendar month to which the information pertains. A link to the fund’s Form N-MFP filings on the SEC’s website will also be available at www.csimfunds.com/schwabfunds_prospectus.

From time to time, the fund may disclose its full portfolio holdings, the concentration of its portfolio holdings, a sampling of select portfolio holdings, or the fund’s assets under management on its website at www.csimfunds.com or www.schwab.com/moneyfunds. The fund will disclose such information to the extent that the fund deems the information to be of interest to fund shareholders in light of developments in the financial markets or otherwise. This information will be made publicly available on the website to all categories of persons, and is typically disclosed subject to a 2 to 3 business day lag. Shareholders are advised to check the Schwab Funds® website at www.csimfunds.com or www.schwab.com/moneyfunds from time to time to access this information as it is made available.

The fund may disclose portfolio holdings information certain persons and entities prior to and more frequently than the public disclosure of such information (“early disclosure”). The President of the Trust may authorize early disclosure of portfolio holdings information to such parties at differing times and/or with different lag times provided that (a) the President of the Trust determines that the disclosure is in the best interests of the fund and that there are no conflicts of interest between the fund’s shareholders and fund’s adviser and distributor; and (b) the recipient is, either by contractual agreement or otherwise by law, required to maintain the confidentiality of the information.

Portfolio holdings may be made available on a selective basis to ratings agencies, certain industry organizations, consultants and other qualified financial professionals when the President of the Trust determines such disclosure meets the requirements noted above and serves a legitimate business purpose. Agreements entered into with such entities will describe the permitted use of portfolio holdings and provide that, among other customary confidentiality provisions: (i) the portfolio holdings will be kept confidential; (ii) the person will not trade on the basis of any material non-public information; and (iii) the information will be used only for the purpose described in the agreement.

The fund’s service providers including, without limitation, the investment adviser, distributor, the custodian, fund accountant, transfer agent, auditor, proxy voting service provider, pricing information vendors, publisher, printer and mailing agent may receive disclosure of portfolio holdings information as frequently as daily in connection with the services they perform for the fund. The names of those service providers to whom the fund selectively discloses portfolio holdings information will be disclosed in this SAI. CSIM, Glass Lewis and State Street, as service providers to the fund, are currently receiving this information on a daily basis. RR Donnelley, as a service provider to the fund, is currently receiving this information on a quarterly basis. PwC, BFDS and Schwab, as service providers to the fund, receive this information on an as-needed basis. Service providers are subject to a duty of confidentiality with respect to any portfolio holdings information they receive whether imposed by the confidentiality provisions of the service providers’ agreements with the Trust or by the nature of its relationship with the Trust. Although certain of the service providers are not under formal confidentiality obligations in connection with disclosure of portfolio holdings, the fund will not continue to conduct business with a service provider who the fund believes is misusing the disclosed information.

The fund has an ongoing arrangement to make available information about the fund’s portfolio holdings and information derived from the fund’s portfolio holdings to iMoneyNet, a rating and ranking organization. Under its arrangement with the fund, iMoneyNet receives information concerning the fund’s net assets, yields, maturities and portfolio compositions on a weekly basis, subject to a one business day lag. In addition, iMoneyNet receives monthly dividend reports summarizing the previous 13 months of fund dividends and monthly expense and asset reports, each subject to a 1 month lag.

iMoneyNet receives this information for disclosure to its subscribers subject to a confidentiality agreement, which imposes the following conditions on iMoneyNet’s use of such information: (i) iMoneyNet, or any of its employees, must not trade on the non-public information iMoneyNet receives; (ii) iMoneyNet must safeguard, protect and keep secret the non-public information; (iii) iMoneyNet is limited in the information that it may disclose to third parties prior to public disclosure of the information; and (iv) iMoneyNet must notify the fund or CSIM in writing of any unauthorized, negligent or inadvertent use or disclosure of the information.

The fund’s policies and procedures prohibit the fund, the fund’s investment adviser or any related party from receiving any compensation or other consideration in connection with the disclosure of portfolio holdings information.

The fund may disclose non-material information including commentary and aggregate information about the characteristics of the fund in connection with or relating to the fund or its portfolio securities to any person if such disclosure is for a legitimate business purpose, such disclosure does not effectively result in the disclosure of the complete portfolio securities of any fund (which can only be disclosed in accordance with the above requirements), and such information does not constitute material non-public information. Such disclosure does not fall within the portfolio securities disclosure requirements outlined above.

Whether the information constitutes material non-public information will be made on a good faith determination, which involves an assessment of the particular facts and circumstances. In most cases commentary or analysis would be immaterial and would not convey any advantage to a recipient in making a decision concerning the fund. Commentary and analysis include, but are not limited to, the allocation of the fund’s portfolio securities and other investments among various asset classes, sectors, industries, and countries, the characteristics of the stock components and other investments of the fund, the attribution of fund returns by asset class, sector, industry and country, and the volatility characteristics of the fund.

Portfolio Transactions

The investment adviser makes decisions with respect to the purchase and sale of portfolio securities on behalf of the fund. The investment adviser is responsible for implementing these decisions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. The fund generally does not incur any commissions or sales charges when it invests in underlying Schwab Funds or Laudus Funds, but it may incur such costs if it invests directly in other types of securities or in unaffiliated funds. Purchases and sales of securities on a stock exchange, including ETF shares, or certain riskless principal transactions placed on NASDAQ are typically effected through brokers who charge a commission for their services. Exchange fees may also apply to transactions effected on an exchange. Purchases and sales of fixed income securities may be transacted with the issuer, the issuer’s underwriter, or a dealer. The fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or a mark-up or mark-down, which is not disclosed separately. The prices the fund pays to underwriters of newly-issued securities usually include a commission paid by the issuer to the underwriter. Transactions placed through dealers who are serving as primary market makers reflect the spread between the bid and asked prices. The money market securities in which certain of the fund may invest are traded primarily in the over-the-counter market on a net basis and do not normally involve either brokerage commissions or transfer taxes. It is expected that the cost of executing portfolio securities transactions of the fund will primarily consist of dealer spreads and brokerage commissions.

The investment adviser seeks to obtain best execution for the fund’s portfolio transactions. The investment adviser considers commission rates along with a number of factors relating to the quality of execution. Considered factors may cover the full range and quality of a broker’s service, including, without limitation, value provided, execution capability, commission rate, financial responsibility and responsiveness to the investment adviser. The investment adviser may also consider brokerage and research services provided by the broker. The investment adviser does not take into consideration fund sales when selecting a broker to effect a portfolio transaction; however, the investment adviser may execute through brokers that sell shares of fund advised by the investment adviser.

The investment adviser generally will not enter into soft-dollar arrangements with brokers to obtain third-party research or other services in exchange for brokerage commissions paid by advised accounts. However, the investment adviser does receive various forms of eligible proprietary research that is bundled with brokerage services at no additional cost from certain of the brokers with whom the investment adviser executes equity or fixed income trades. These services or products may include: company financial data and economic data (e.g., unemployment, inflation rates and GDP figures), stock quotes, last sale prices and trading volumes, research reports analyzing the performance of a particular company or stock, access to websites that contain data about various securities markets, narrowly distributed trade magazines or technical journals covering specific industries, products, or issuers, seminars or conferences registration fees which provide substantive content relating to eligible research, discussions with research analysts or meetings with corporate executives which provide a means of obtaining oral advice on securities, markets or particular issuers, short-term custody related to effecting particular transactions and clearance and settlement of those trades, lines between the broker-dealer and order management systems operated by a third party vendor, dedicated lines between the broker-dealer and the investment adviser’s order management system, dedicated lines providing direct dial-up service between the investment adviser and the trading desk at the broker-dealer, and message services used to transmit orders to broker-dealers for execution.

The investment adviser does not currently cause the fund to pay a higher commission in return for brokerage or research services or products to obtain research or other products or services. If the investment adviser elected to do so, it would receive a benefit because it would not have to produce or pay for the research, products or services. Consequently, this may create an incentive for the investment adviser to select or recommend a broker-dealer based on its interest in receiving the research or other products or services.

The investment adviser may purchase new issues of securities for the fund in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the investment adviser with research services, in accordance with applicable rules and regulations permitting these types of arrangements.

The investment adviser may place orders directly with electronic communications networks or other alternative trading systems. Placing orders with electronic communications networks or other alternative trading systems may enable the fund to trade directly with other institutional holders. At times, this may allow the fund to trade larger blocks than would be possible trading through a single market maker.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the fund, the investment adviser follows procedures, adopted by the Board of Trustees, that are designed to ensure that affiliated brokerage commissions (if relevant) are reasonable and fair in comparison to unaffiliated brokerage commissions for comparable transactions.

In certain market circumstances, the investment adviser may determine that its clients, which include registered investment companies and other advisory clients, are best served by placing one order on behalf of several of them. The investment adviser will not aggregate transactions if it determines that to do so (i) would be unfair or inequitable in the circumstances; (ii) is impractical; or (iii) is otherwise inappropriate in the circumstances. The fund may pay higher brokerage costs or otherwise receive less favorable prices or execution if the investment adviser does not aggregate trades when it has an opportunity to do so.

The investment adviser’s aggregation and allocation guidelines are intended to ensure that trade allocations are timely, that no set of trade allocations is accomplished to unfairly advantage or disadvantage particular clients or types of clients and that, over time, client accounts are treated fairly and equitably, even though a specific trade may have the effect of benefiting one account against another when viewed in isolation. In connection with the aggregation of purchase and sale orders for two or more client accounts, the following requirements must be met:

(1)	the investment adviser shall not receive additional compensation or remuneration of any kind as a result of aggregating transactions for clients.

(2)	the investment adviser, for each client, must determine that the purchase or sale of each particular security involved is appropriate for the client and consistent with its investment objectives and its investment guidelines or restrictions.

(3)	Each client that participates in a block trade will participate at the average security price with all transaction costs shared on a pro-rata basis.

(4)	Client account information at the investment adviser must separately reflect the securities that have been bought, sold and held for each client.

The investment adviser portfolio management personnel are responsible for placing orders for fixed income securities transactions with broker-dealers. When orders for the same security for different client accounts are aggregated, they are generally allocated after execution because fixed income transactions are typically conducted in individually negotiated transactions. For money market fund accounts, allocations among similar client accounts are determined with the general purpose of achieving, as nearly as possible, performance characteristic parity among such accounts over time. Similar money market fund accounts furthest from achieving performance characteristic parity typically receive priority in allocations. In addition to performance (gross yield), factors considered may include, but are not limited to: (i) capacity available for a particular name or sector; (ii) cash flow / liquidity; (iii) management of maturities; and (iv) weighted average maturity (or weighted average life). Allocations among dissimilar money market fund accounts are generally pro rata, subject to adjustments to accommodate specific investment guidelines and portfolio characteristics of client accounts. Additional factors considered may include, but are not limited to: (i) the factors set forth for similar client accounts; (ii) alternative minimum tax; (iii) issuing state; and (iv) tax exempt versus taxable income status. The investment adviser portfolio managers may give priority to a particular fund in circumstances where it is necessary to meet that fund’s investment objective.

Proxy Voting

The Board of Trustees of the Trust has delegated the responsibility for voting proxies to CSIM through its Advisory Agreement. The Trustees have adopted CSIM’s Proxy Voting Policy and Procedures with respect to proxies voted on behalf of the various Schwab Funds portfolios. A description of CSIM’s Proxy Voting Policy and Procedures is included in Appendix – Proxy Voting Policy and Procedures.

The Trust is required to disclose annually the fund’s complete proxy voting record on Form N-PX. The fund’s proxy voting record for the most recent 12 month period ended June 30th is available by visiting the Schwab Funds website at www.csimfunds.com/schwabfunds_prospectus. The fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

DESCRIPTION OF THE TRUST

The fund is a series of The Charles Schwab Family of Funds, an open-end investment management company organized as a Massachusetts business trust on October 20, 1989.

The fund may hold special meetings of shareholders, which may cause the fund to incur non-routine expenses. These meetings may be called for purposes such as electing trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

The bylaws of the Trust provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law, or of the Declaration of Trust or of the bylaws permits or requires that (1) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (2) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust’s obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust’s acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations. There is a remote possibility that the fund could become liable for a misstatement in the prospectus or SAI about another fund.

As more fully described in the Declaration of Trust, the trustees may each year, or more frequently, distribute to the shareholders of each series accrued income less accrued expenses and any net realized capital gains less accrued expenses. Distributions of each year’s income of each series shall be distributed pro rata to shareholders in proportion to the number of shares of each series held by each of them. Distributions will be paid in cash or shares or a combination thereof as determined by the trustees. Distributions paid in shares will be paid at the net asset value per share as determined in accordance with the bylaws.

Any series of the Trust may reorganize or merge with one or more other series of the Trust or of another investment company. Any such reorganization or merger shall be pursuant to the terms and conditions specified in an agreement and plan of reorganization authorized and approved by the Trustees and entered into by the relevant series in connection therewith. In addition, such reorganization or merger may be authorized by vote of a majority of the Trustees then in office and, to the extent permitted by applicable law, without the approval of shareholders of any series.

PURCHASE, REDEMPTION, DELIVERY OF SHAREHOLDER DOCUMENTS AND PRICING OF SHARES

Purchasing and Redeeming Shares of the Fund

The fund is open for business each day, except for days on which the New York Stock Exchange (NYSE) is closed and the following federal holiday observances: Columbus Day and Veterans Day. The NYSE’s trading session is normally conducted from 9:30 a.m. Eastern time until 4:00 p.m. Eastern time, Monday through Friday, although some days, such as in advance of and following holidays, the NYSE’s trading sessions close early. The following NYSE holiday closings are currently scheduled for 2015-2016: New Year’s Day, Martin Luther King Jr.’s Birthday, Presidents’ Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day and Christmas Day (observed). Orders that are received in good order by the fund’s transfer agent no later than the time specified by the Trust will be executed that day at the fund’s share price calculated that day. On any day that the NYSE closes early, the fund reserves the right to advance the time by which purchase, redemption and exchange orders must be received by the fund’s transfer agent in order to be executed at that day’s share price. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day.

As long as the fund or Schwab follows reasonable procedures to confirm that your telephone or Internet order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions. These procedures may include requiring a form of personal identification or other confirmation before acting upon any telephone or Internet order, providing written confirmation of telephone or Internet orders and tape recording all telephone orders.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab.

The Trust’s Declaration of Trust provides that shares may be automatically redeemed if held by a shareholder in an amount less than the minimum required by the fund or share class. The fund’s minimum initial and additional investments and minimum balance requirements, if any, are set forth in the prospectus. The minimums may be changed without prior notice.

The fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC’s prior approval. Redemption requests in excess of these limits may be paid, in whole or in part, in investment securities or in cash, as the Board of Trustees may deem advisable. Payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such payment a detriment to the best interests of the fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in “Pricing of Shares.” A redeeming shareholder would normally incur transaction costs if he or she were to convert the securities to cash.

The Fund is composed of four share classes, Ultra Shares, Premier Sharees, Select Shares and Investor Shares. Each share of the share classes shares a common investment portfolio and objective but have different minimum investment requirements and different expenses.

The fund has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers have also been authorized to designate other intermediaries to accept purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives such order. Such orders will be priced at the fund’s net asset value per share next determined after such orders are received by an authorized broker or the broker’s authorized designee.

Liquidity Fees and Gates

Pursuant to Rule 2a-7 under the Investment Company Act of 1940 (“1940 Act”), the Board of Trustees (“Board”) is permitted to impose a liquidity fee on redemptions from the fund (up to 2%) or a redemption gate to temporarily restrict redemptions from the fund up to 10 business days (in any 90 day period) in the event that the fund’s “weekly liquid assets” fall below certain designated thresholds. Liquidity fees would reduce the amount you receive upon redemption of your shares. A redemption gate would temporarily prevent you from redeeming your shares in the fund.

Weekly liquid assets generally include:

•	cash;

•	direct obligations of the U.S. government;

•	certain other U.S. government or agency securities;

•	securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and

•	amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

On or after October 14, 2016, if the fund’s weekly liquid assets fall below 30% of the fund’s total assets, the Board is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. On or after October 14, 2016, if the fund’s weekly liquid assets fall below 10% of the fund’s total assets, the fund will impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interests of the fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interests of the fund.

In the event the fund imposes a redemption gate, the fund, your financial advisor, and your broker will not accept redemption requests until the fund provides notice that the gate has been lifted. Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new request.

Liquidity fees and redemption gates are most likely to be imposed during times of extraordinary market stress and will generally be imposed by the Board to restore the fund’s market-based NAV per share. Additionally, the Board generally expects that a liquidity fee or redemption gate would be imposed, if at all, after the fund has notified financial intermediaries and shareholders that a liquidity fee or redemption gate will be imposed (generally, as of the beginning of the next business day following the announcement that the fund will impose a liquidity fee or redemption gate). The imposition and termination of a liquidity fee or a redemption gate will be reported by the fund to the SEC on Form N-CR. In addition, the fund will make such announcements through a supplement to this Prospectus and may make such announcements through a press release or by other means.

The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if the Board believes termination to be in the best interest of the fund and its shareholders. Moreover, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once the fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period.

Exchanging Shares of the Fund

Shares of any Schwab Funds, including any class of shares, may be sold and the shares of any other Schwab Fund or class purchased, provided the minimum investment and any other requirement of the fund or class purchased are satisfied, including any investor eligibility requirements. Without limiting this privilege, “an exchange order,” which is a simultaneous order to sell shares of one fund or class and automatically invest the proceeds in another fund or class, may not be executed between shares of Sweep Investments and shares of non-Sweep Investments. Shares of Sweep Investments may be bought and sold automatically pursuant to the terms and conditions of your Schwab account agreement.

The fund and Schwab reserve certain rights with regard to exchanging shares of the fund. These rights include the right to: (i) refuse any purchase or exchange order that may negatively impact the fund’s operations; (ii) refuse orders that appear to be associated with short-term trading activities; and (iii) materially modify or terminate the exchange privilege upon 60 days’ written notice to shareholders.

Pricing of Shares

Each business day, the fund calculates its share price, or NAV, as of the close of the NYSE (generally 4 p.m. Eastern time). This means that NAVs are calculated using the values of the fund’s portfolio securities as of the close of the NYSE. Such values are required to be determined in one of two ways: securities for which market quotations are readily available are required to be valued at current market value and securities for which market quotations are not readily available or the investment adviser deems them to be unreliable are required to be valued at fair value using procedures approved by the Board of Trustees. If the NYSE is closed due to weather or other extenuating circumstances on a day it would typically be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the fund reserves the right to treat such day as a business day and accept purchase and redemption orders and calculate its share price as of the normally scheduled close of regular trading on the NYSE for that day, so long as the fund’s management believes there remains an adequate market to meet purchase and redemption orders for that day.

Shareholders of the fund that invest in foreign securities should be aware that because foreign markets are often open on weekends and other days when the fund is closed, the value of some of the fund’s securities may change on days when it is not possible to buy or sell shares of the fund.

The fund uses approved pricing sources to provide values for their portfolio securities. Current market values are generally determined by the approved pricing sources as follows: securities traded on stock exchanges, excluding the NASDAQ National Market System, are valued at the last-quoted sales price on the exchange on which such securities are primarily traded (closing values), or, lacking any sales, at the mean between the bid and ask prices; securities traded in the over-the-counter market are valued at the last reported sales price that day, or, if no sales are reported, at the mean between the bid and ask prices. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price. In addition, securities that are primarily traded on foreign exchanges are generally valued at the official closing price or last sales price on the exchange where the securities are primarily traded with these values then translated into U.S. dollars at the current exchange rate. Fixed income securities normally are valued based on valuations provided by approved pricing sources. Securities may be fair valued pursuant to procedures approved by the funds’ Board of Trustees when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; when a security’s value is materially affected by events occurring after the close of the security’s primary trading market; or a furnished price appears manifestly incorrect. The Board of Trustees regularly reviews fair value determinations made by the fund pursuant to the procedures.

Delivery of Shareholder Documents

Typically once a year, an updated prospectus will be mailed to shareholders describing the fund’s investment strategies, risks and shareholder policies. Twice a year, financial reports will be mailed to shareholders describing the fund’s performance and investment holdings. In order to eliminate duplicate mailings of shareholder documents, each household may receive one copy of these documents, under certain conditions. This practice is commonly called “householding.” If you want to receive multiple copies, you may write or call your fund at the address or telephone number on the front of this SAI. Your instructions will be effective within 30 days of receipt by Schwab.

TAXATION

Federal Tax Information for the Fund

This discussion of federal income tax consequences is based on the Internal Revenue Code of 1986 (the “Code”) and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is the fund’s policy to qualify for taxation as a “regulated investment company” (RIC) by meeting the requirements of Subchapter M of the Code. By qualifying as a RIC, the fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject. If the fund does not qualify as a RIC under the Code, it will be subject to federal income tax on its net investment income and any net realized capital gains.

The fund is treated as a separate entity for federal income tax purposes and is not combined with the trust’s other funds. The fund intends to qualify as a RIC so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the fund must, among other requirements, distribute annually to its shareholders at least the sum of 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) and 90% of its net tax-exempt income. Among these requirements are the following: (i) at least 90% of the fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock or securities or currencies and net income derived from an interest in a qualified publicly traded partnership; (ii) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers and which are engaged in the same, similar, or related trades or businesses if the fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

The Code imposes a non-deductible excise tax on RICs that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their “ordinary income” (as defined in the Code) for the calendar year plus 98.2% of their net capital gain for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from prior years. The non-deductible excise tax is equal to 4% of the deficiency. For the foregoing purposes, the fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. The fund may in certain circumstances be required to liquidate fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the fund to satisfy the requirements for qualification as a RIC.

The fund’s transactions in futures contracts, forward contracts, foreign currency exchange transactions, options and certain other investment and hedging activities may be restricted by the Code and are subject to special tax rules. In a given case, these rules may accelerate income to the fund, defer its losses, cause adjustments in the holding periods of the fund’s assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the fund and its shareholders.

With respect to investments in zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the fund will be required to include as part of its current income the imputed interest on such obligations even though the fund has not received any interest payments on such obligations during that period. Because the fund distributes all of its net investment income to its shareholders, the fund may have to sell fund securities to distribute such imputed income which may occur at a time when the adviser would not have chosen to sell such securities and which may result in taxable gain or loss.

Federal Income Tax Information for Shareholders

The discussion of federal income taxation presented below supplements the discussion in the fund’s prospectuses and only summarizes some of the important federal tax considerations generally affecting shareholders of the fund. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisors regarding the consequences of investing in the fund.

On each business day that the NAV of the fund is determined, such fund’s net investment income will be declared as of the close of the fund (normally 4:00 p.m. Eastern time) as a daily dividend to shareholders of record. Your daily dividend is calculated each business day by applying the daily dividend rate by the number of shares owned, and is rounded to the nearest penny. The daily dividend is accrued each business day, and the sum of the daily dividends is paid monthly. Dividends will normally be reinvested monthly in shares of the fund at the NAV on the 15th day of each month, if a business day, otherwise on the next business day, except in December when dividends are reinvested on the last business day of December. If cash payment is requested, checks will normally be mailed on the business day following the reinvestment date. The fund will pay shareholders, who redeem all of their shares, all dividends accrued to the time of the redemption within 7 days.

The fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the fund generally consists of: (1) accrued interest income, plus or minus amortized discount or premium, minus (2) accrued expenses allocated to that fund. If the fund realizes any capital gains, they will be distributed at least once during the year as determined by the Board of Trustees. Any realized capital losses, to the extent not offset by realized capital gains, will be carried forward.

Any dividends declared by the fund in October, November or December and paid the following January are treated, for tax purposes, as if they were received by shareholders on December 31 of the year in which they were declared. The fund may adjust its schedule for the reinvestment of distributions for the month of December to assist in complying with the reporting and minimum distribution requirements of the Code.

The fund does not expect to realize any long-term capital gains. However, long-term capital gains distributions are taxable as long-term capital gains, regardless of how long you have held your shares. If you receive a long-term capital gains distribution with respect to fund shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gains distribution, be treated as a long-term capital loss. Distributions by the fund also may be subject to state, local and foreign taxes and their treatment under applicable tax laws may differ from the federal income tax treatment. Note that most states grant tax-exempt status to distributions paid to shareholders from earnings received on direct investment on U.S. government securities, subject to certain restrictions. For example, some states do not extend this exemption to distributions paid to shareholders from earnings on certain U.S. government agencies, such as Freddie Mac and Fannie Mae.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred by the fund in taxable years beginning after the effective enactment date, December 22, 2010, will not expire. However, such losses must be utilized prior to the losses incurred in the years preceding enactment. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. In addition, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than short-term as under previous law.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the fund and net gains from redemptions or other taxable dispositions of fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount.

The fund may engage in techniques that may alter the timing and character of its income. The fund may be restricted in its use of these techniques by rules relating to its qualification as a regulated investment company.

Because the taxable portion of the fund’s investment income consists primarily of interest, none of its dividends are expected to qualify under the Code for the dividends received deduction for corporations or as qualified dividend income eligible for reduced tax rates for individuals.

Because the fund does not maintain a stable share price, the redemption or exchange of the shares of the fund may result in capital gain or loss to the shareholders. Generally, if a shareholder holds the shares as a capital asset, unless the shareholder chooses to adopt a simplified “NAV method” of accounting (described below) any gain or loss will be long-term gain or loss if the shares have been held for more than one year. Capital gains of corporate shareholders are subject to regular corporate tax rates. For non-corporate taxpayers, gain on the sales of shares held for more than one year will generally be taxed at the rate applicable to long-term capital gains, while gain on the sale of shares held for one year or less will generally be taxed at ordinary income rates.

A shareholder may elect to adopt an NAV method of accounting for computing gains and losses from taxable dispositions of fund shares. Under the NAV method, rather than compute gain or loss separately for each taxable disposition of fund shares as described above, a shareholder would determine gain or loss based on the change in the aggregate value of the shareholder’s fund shares during a computation period (which could be the shareholder’s taxable year or certain shorter periods), reduced by the shareholder’s net investment (purchases minus taxable redemptions or exchanges) in those shares during that period. Under the NAV method, if a shareholder holds the shares as a capital asset, any resulting net gain or loss would be treated as short-term capital gain or loss.

The fund will be required in certain cases to withhold at the applicable withholding rate and remit to the U.S. Treasury, the withheld amount of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding;” or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability.

Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains; provided, however, that for the fund’s taxable year beginning before January 1, 2015 (or a later date, if extended by Congress), U.S. source interest related dividends and short-term capital gain dividends generally are not subject to U.S. withholding tax if the fund elects to make reports with respect to such dividends. Distributions to foreign shareholders of such short-term capital gain dividends and of long-term capital gains, and any gains from the sale or other disposition of shares of the fund, generally are not subject to U.S. taxation, unless the recipient is an individual who either (1) meets the Code’s definition of “resident alien” or (2) who is physically present in the U.S. for 183 days or more per year as determined under certain IRS rules. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Foreign shareholders may also be subject to U.S. estate taxes with respect to shares in the fund.

The fund is required to withhold U.S. tax (at a 30% rate) on payments of dividends and, effective January 1, 2019, redemption proceeds and certain capital gain dividends made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the fund to enable the fund to determine whether withholding is required.

APPENDIX – RATINGS OF INVESTMENT SECURITIES

From time to time, the fund may report the percentage of its assets that fall into the rating categories set forth below, as defined by the ratings agencies.

MOODY’s INVESTORS SERVICE

Global Long-Term Rating Scale

Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest. C Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Global Short-Term Rating Scale

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

STANDARD & POOR’S FINANCIAL SERVICES LLC

Long-Term Issue Credit Ratings

AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.

C: An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.

D: An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Short-Term Issue Credit Ratings

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

FITCH, INC.

Long-Term Ratings Scales

AAA: ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: ‘BBB’ ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B: ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC: Default is a real possibility.

CC: Default of some kind appears probable.

C: Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

a. the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

b. the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

c. Fitch Ratings otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a distressed debt exchange.

RD: ‘RD’ ratings indicate an issuer that in Fitch Ratings’ opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased operating. This would include:

a. the selective payment default on a specific class or currency of debt;

b. the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

c. the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

d. execution of a distressed debt exchange on one or more material financial obligations.

D: ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Short-Term Ratings

F1: Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good intrinsic capacity for timely payment of financial commitments.

F3: The intrinsic capacity for timely payment of financial commitments is adequate.

DOMINION BOND RATING SERVICE

Long Term Obligations Scale

AAA: Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA: Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A: Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB: Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB: Speculative, non-investment grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B: Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC / CC / C: Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D: When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”. See Default Definition for more information.

Commercial Paper and Short-Term Debt Rating Scale

R-1 (high): Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle): Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low): Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high): Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle): Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low): Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

R-3: Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

Charles Schwab Investment Management, Inc.

The Charles Schwab Family of Funds

Schwab Investments

Schwab Capital Trust

Schwab Annuity Portfolios

Laudus Trust

Laudus Institutional Trust

Schwab Strategic Trust

PROXY VOTING POLICY AND PROCEDURES AS OF MARCH, 2015

I.	INTRODUCTION

Charles Schwab Investment Management, Inc. (“CSIM”), as an investment adviser, is generally responsible for voting proxies with respect to the securities held in accounts of investment companies and other clients for which it provides discretionary investment management services. CSIM’s Proxy Committee exercises and documents CSIM’s responsibility with regard to voting of client proxies (the “Proxy Committee”). The Proxy Committee is composed of representatives of CSIM’s Fund Administration, Portfolio Management, and Legal Departments, and chaired by CSIM’s Chief Investment Officer, Equities or his/her delegate. The Proxy Committee reviews and, as necessary, may amend periodically these policies to address new or revised proxy voting policies. The policies stated in these Proxy Voting Policy and Procedures (the “Proxy Policies”) pertain to all of CSIM’s clients.

The Boards of Trustees (the “Trustees”) of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, and Schwab Annuity Portfolios (“Schwab Funds”) have delegated the responsibility for voting proxies to CSIM through their respective Investment Advisory and Administration Agreements. In addition, the Boards of Trustees (the “Trustees”) of Laudus Trust and Laudus Institutional Trust (“Laudus Funds”) and Schwab Strategic Trust (“Schwab ETFs”; collectively, the Schwab Funds, the Laudus Funds and the Schwab ETFs are the “Funds”) have delegated the responsibility for voting proxies to CSIM through their respective investment advisory agreements. The Trustees have adopted these Proxy Policies with respect to proxies voted on behalf of the various Schwab Funds, Laudus Funds, and Schwab ETFs portfolios. CSIM will present amendments to the Trustees for approval. However, there may be circumstances where the Proxy Committee deems it advisable to amend the Proxy Policies between regular Schwab Funds, Laudus Funds and Schwab ETFs Board meetings. In such cases, the Trustees will be asked to ratify any changes at the next regular meeting of the Board.

To assist CSIM in its responsibility for voting proxies and the overall proxy voting process, CSIM has retained Glass Lewis & Co. (“Glass Lewis”) as an expert in the proxy voting and corporate governance area. The services provided by Glass Lewis include in-depth research, global issuer analysis, and voting recommendations as well as vote execution, reporting and record keeping.

The Proxy Committee has the ultimate responsibility for making the determination of how to vote the shares to seek to maximize the value of that particular holding.

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II.	PHILOSOPHY

CSIM believes that its role as a fiduciary is of utmost importance. In voting proxy ballots, CSIM’s ultimate objective is to maximize the value of our clients’ investments by protecting the long-term best interests of shareholders. CSIM believes that directors, as shareholders’ elected representatives, are best positioned to oversee the management of companies in which our clients invest, thereby promoting and protecting our clients’ long term interests. Therefore, CSIM will generally support the board’s recommendations unless concerns arise, such as the board’s performance, accountability or management of conflicts of interests.

CSIM invests on behalf of its clients in companies domiciled all over the world. Since corporate governance standards and best practices differ by country and jurisdiction, the market context is taken into account in the analysis of proposals. Furthermore, there are instances where CSIM may determine that voting is not in the best interests of its clients (typically due to costs or to trading restrictions) and will refrain from submitting votes.

III.	PROXY VOTING GUIDELINES

The Proxy Committee receives and reviews Glass Lewis’ written proxy voting policies and procedures (“Glass Lewis’ Proxy Policies”). When the Proxy Committee has determined that a particular course of action on proxies is in the long term best interests of shareholders, it is described below in this section. In other circumstances, CSIM will utilize the Glass Lewis’ Proxy Policies (which are posted on the Funds’ website).

A.	DIRECTORS AND AUDITORS

i.	Directors

As a starting point, CSIM expects the board to be composed of a majority of independent directors and to be responsive to shareholders. CSIM also expects directors that serve on a company’s nominating, governance, compensation or audit committee to be independent.

Factors that may result in a vote against one or more directors:

●	The board is not majority independent

●	Non-independent directors serve on the nominating, governance, compensation or audit committees

●	Director recently failed to attend at least 75% of meetings or serves on an excessive number of publically traded company boards

●	Directors approved executive compensation schemes that appear misaligned with shareholders’ interests

●	Director recently acted in a manner inconsistent with the CSIM Proxy Procedures or failed to be responsive to concerns of a majority of shareholders

ii.	Auditors

CSIM typically supports the ratification of auditors unless CSIM believes that the auditors’ independence may have been compromised.

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Factors that may result in a vote against the ratification of auditors:

●	Audit-related fees are less than half of the total fees paid by the company to the audit firm

●	A recent material restatement of annual financial statements

B.	BOARD MATTERS

i.	Classified Boards

CSIM generally supports the annual election of directors as it enhances directors’ accountability to shareholders.

ii.	Majority Voting

CSIM generally supports majority voting proposals when they call for plurality voting standards in contested elections.

iii.	Cumulative Voting

CSIM typically supports the concept of voting rights being proportional to shareholders’ economic stake in the company. Therefore, CSIM will generally not support cumulative voting proposals unless the company has a controlling shareholder or shareholder group and has plurality voting standards.

iv.	Proxy Access

CSIM generally defers to management’s recommendation for proxy access proposals unless CSIM has particular concerns regarding the board’s accountability or responsiveness to shareholders.

Factors that may result in a vote supporting proxy access:

●	The company did not implement a shareholder proposal that was passed by shareholders at two previous shareholder meetings

●	The company nominated directors for election that did not receive a majority of shareholder support at the previous shareholder meeting

●	The company had material financial statement restatements

●	The company’s board adopted a poison pill during the past years and did not put it up for shareholder approval

v.	Independent Chair

CSIM believes that the board is typically best positioned to determine its leadership structure. Therefore, CSIM will typically not support proposals requiring an independent chairman unless CSIM has concerns regarding the company’s stock price performance. CSIM finds a company’s stock price performance especially concerning when a company is at the bottom quartile of its level 2 Global Industry Classification Standard (“GICS”) group for the prior three consecutive years.

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C.	COMPENSATION

i.	Advisory Vote on Executive Compensation and Frequency

CSIM generally supports advisory votes on executive compensation (also known as “Say-On-Pay”) when the compensation scheme appears aligned with shareholder economic interests and lacks problematic features.

Factors that may result in a vote against Say-On-Pay:

●	Executive compensation is out of line with industry peers considering the company’s performance over time

●	Plan includes significant guaranteed bonuses or has a low amount of compensation at risk

●	Executive compensation plans offer excessive perquisites, tax-gross up provisions, or golden parachutes

CSIM typically supports annual advisory votes on executive compensation.

ii.	Equity Award Plans

CSIM generally supports stock-based compensation plans when they do not overly dilute shareholders by providing participants with excessive awards and lack problematic features.

Factors that may result in a vote against Equity Compensation Plans:

●	Plan’s total potential dilution appears excessive

●	Plan’s burn rate appears excessive compared to industry peers

●	Plan allows for the re-pricing of options without shareholder approval

●	Plan has an evergreen feature

iii.	Employee Stock Purchase Plans

CSIM supports the concept of broad employee participation in a company’s equity. Therefore, CSIM typically supports employee stock option plans when the shares can be purchased at 85% or more of the shares’ market value.

iv.	Re-price/Exchange Option Plans

CSIM generally only supports management’s proposals to re-price options when the plan excludes senior management and directors, does not excessively dilute shareholders, and the company has not significantly underperformed its industry peers over time.

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D.	ANTI-TAKEOVER ISSUES

i.	Shareholder Rights Plan

Shareholder Rights Plans (also known as “Poison Pills”) constrain a potential acquirer’s ability to buy shares in a company above a certain threshold without the approval of the company’s board of directors. While a poison pill may help a company in achieving a higher bid, it may also entrench incumbent management and board. CSIM believes that shareholders should have the right to approve a poison pill within a year of its adoption. CSIM generally votes against poison pills that do not have safeguards to protect shareholder interests.

Factors that may result in a vote against Shareholder Rights Plans:

●	Plan does not expire in a relatively short time horizon

●	Plan does not have a well-crafted permitted bid or qualified offer feature that mandates shareholder votes in certain situations

●	Plan automatically renews without shareholder approval

●	Company’s corporate governance profile

ii.	Right to Call Special Meeting

CSIM generally votes against the right to call a special meeting unless the threshold to call a special meeting is 25% or more of shares outstanding to efficiently use corporate resources.

iii.	Right to Act by Written Consent

CSIM generally votes against the right to act by written consent if the company already offers the right the call special meetings. CSIM expects appropriate mechanisms for implementation including that the threshold to request that the company establish a record date to determine which shareholders are entitled to act be 25% or more of shares outstanding.

vi.	Supermajority Voting

CSIM generally supports the concept of simple majority standards to pass proposals.

E.	CAPITAL STRUCTURE, MERGERS AND ACQUISITIONS

i.	Increase in Authorized Common Shares

CSIM typically supports proposals to increase the authorized shares unless the company does not sufficiently justify the need for the use of the proposed shares.

ii.	Preferred Shares

CSIM generally supports proposals to create a class of preferred shares with specific voting, dividend, conversion and other rights.

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iii.	Mergers and Acquisitions

CSIM generally supports transactions that appear to maximize shareholder value. In assessing the proposals, CSIM considers the proposed merger’s strategic rationale, the offer premium, the board’s oversight of the sales process, and other pertinent factors.

F.	ENVIRONMENTAL AND SOCIAL PROPOSALS

Environmental and Social shareholder proposals typically request companies to change their business practices or to enhance their disclosures. CSIM believes that in most instances, the board is best positioned to evaluate the impact of these proposals on the company’s business. Therefore, CSIM generally defers to the board’s recommendation unless the proposal has successfully articulated a demonstrable tangible economic impact on shareholder value.

G.	POLITICAL CONTRIBUTION AND LOBBYING

CSIM expects the boards of directors to have an oversight process for political contributions and lobbying proposals. CSIM generally votes against political spending shareholder proposals unless there is no evidence of board oversight.

IV.	ADMINISTRATION

A.	CONFLICTS OF INTERESTS

With respect to proxies of a Fund, the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of the Fund (i.e., “echo vote”), unless otherwise required by law. When required by law or applicable exemptive order, the Proxy Committee will also “echo vote” proxies of an unaffiliated mutual fund or exchange traded fund (“ETF”). For example, certain exemptive orders issued to the Funds by the Securities and Exchange Commission and Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended, require the Funds, under certain circumstances, to “echo vote” proxies of registered investment companies that serve as underlying investments of the Funds. When not required to “echo vote,” the Proxy Committee will delegate to Glass Lewis responsibility for voting proxies of an unaffiliated mutual fund or ETF in accordance with Glass Lewis’ Proxy Procedures, subject to the custom policies set forth above.

In addition, with respect to holdings of The Charles Schwab Corporation (“CSC”) (ticker symbol: SCHW), the Proxy Committee will vote such proxies in the same proportion as the vote of all other shareholders of CSC (i.e., “echo vote”), unless otherwise required by law.

Except as described above for proxies solicited by the Funds or CSC and the items described under the Proxy Voting Guidelines above, proxy issues that present material conflicts of interest between CSIM, and/or any of its affiliates, and CSIM’s clients, will be delegated to Glass Lewis responsibility for voting such proxies in accordance with Glass Lewis’ Proxy Policies.

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B.	SHAREBLOCKING

CSIM has arrangements with Glass Lewis for the execution of proxy votes. However, voting proxies with respect to shares of foreign securities may involve significantly greater effort and corresponding cost than voting proxies with respect to domestic securities, due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Problems voting foreign proxies may include the following:

●	proxy statements and ballots written in a foreign language;

●	untimely and/or inadequate notice of shareholder meetings;

●	restrictions of foreigner’s ability to exercise votes;

●	requirements to vote proxies in person;

●	requirements to provide local agents with power of attorney to facilitate CSIM’s voting instructions.

In consideration of the foregoing issues, Glass Lewis uses its best efforts to vote foreign proxies. As part of its ongoing oversight, the Proxy Committee will monitor the voting of foreign proxies to determine whether all reasonable steps are taken to vote foreign proxies. If the Proxy Committee determines that the cost associated with the attempt to vote outweighs the potential benefits clients may derive from voting, the Proxy Committee may decide not to attempt to vote. In addition, certain foreign countries impose restrictions on the sale of securities for a period of time before and/or after the shareholder meeting. To avoid these trading restrictions, the Proxy Committee instructs Glass Lewis not to vote such foreign proxies.

C.	SECURITIES LENDING

Certain of the Funds enter into securities lending arrangements with lending agents to generate additional revenue for their portfolios. In securities lending arrangements, any voting rights that accompany the loaned securities generally pass to the borrower of the securities, but the lender retains the right to recall a security and may then exercise the security’s voting rights. In order to vote the proxies of securities out on loan, the securities must be recalled prior to the established record date. CSIM will use its best efforts to recall a Fund’s securities on loan and vote such securities’ proxies if (a) the proxy relates to a special meeting of shareholders of the issuer (as opposed to the issuer’s annual meeting of shareholders), or (b) the Fund owns more than 5% of the outstanding shares of the issuer. Further, it is CSIM’s policy to use its best efforts to recall securities on loan and vote such securities’ proxies if CSIM determines that the proxies involve a material event affecting the loaned securities. CSIM may utilize third-party service providers to assist it in identifying and evaluating whether an event is material. CSIM may also recall securities on loan and vote such securities’ proxies in its discretion.

D.	SUB-ADVISORY RELATIONSHIPS

Where CSIM has delegated day-to-day investment management responsibilities to an investment sub-adviser, CSIM may (but generally does not) delegate proxy voting responsibility to such investment sub-adviser. Each sub-adviser to whom proxy voting responsibility has been delegated will be required to review all proxy solicitation material and to exercise the voting rights associated with the securities it has been allocated in the

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best interest of each investment company and its shareholders, or other client. Prior to delegating the proxy voting responsibility, CSIM will review each sub-adviser’s proxy voting policy to determine whether it believes that each sub-adviser’s proxy voting policy is generally consistent with the maximization of economic benefits to the investment company or other client.

E.	REPORTING AND RECORD RETENTION

CSIM will maintain, or cause Glass Lewis to maintain, records that identify the manner in which proxies have been voted (or not voted) on behalf of CSIM clients. CSIM will comply with all applicable rules and regulations regarding disclosure of its or its clients’ proxy voting records and procedures.

CSIM will retain all proxy voting materials and supporting documentation as required under the Investment Advisers Act of 1940 and the rules and regulations thereunder.

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The Charles Schwab Family of Funds

PEA No. 94

Part C: Other Information

ITEM 28.	EXHIBITS.

(a)	Amended and Restated Agreement and Declaration of Trust, dated May 9, 1995, is incorporated herein by reference to Exhibit (1) of Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on February 13, 1998 (hereinafter referred to as “PEA No. 33”).

(b)	Amended and Restated Bylaws of the Registrant, adopted November 16, 2004, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 28, 2005 (hereinafter referred to as “PEA No. 58”).

(c)(i)	Article III, Sections 4 and 5; Article IV, Section 1; Article V; Article VI, Section 2; Article VIII, Section 4; and Article IX, Sections 1, 4 and 7 of the Amended and Restated Agreement and Declaration of Trust, dated as of May 9, 1995, are incorporated herein by reference to Exhibit (1) of PEA No. 33.

(c)(ii)	Article 9 and Article 11 of the Amended and Restated Bylaws, dated as of November 16, 2004, are incorporated herein by reference to Exhibit (b) of PEA No. 58.

(d)(i)	Investment Advisory and Administration Agreement between Registrant and Charles Schwab Investment Management, Inc. (the “Investment Adviser”) with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(i) of Post-Effective Amendment No. 65 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 25, 2007 (hereinafter referred to as “PEA No. 65”).

(d)(ii)	Amendment, dated January 1, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(ii) of PEA No. 65.

(d)(iii)	Amendment, dated June 5, 2007, to the Investment Advisory and Administration Agreement between Registrant and Investment Adviser with respect to Schwab Money Market Fund, Schwab Government Money Fund and Schwab Municipal Money Fund, dated June 1, 2001, is incorporated herein by reference to Exhibit (d)(iii) of Post-Effective Amendment No. 80 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 6, 2012 (hereinafter referred to as “PEA No. 80”).

(d)(iv)	Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, with respect to the funds listed on Schedule A thereto, as amended, dated June 15, 1994, is incorporated herein by reference to Exhibit (5)(d) of Post-Effective Amendment No. 27 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 30, 1997.

(d)(v)	Schedule A, dated as of April 2, 2012, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v) of PEA No. 80.

(d)(vi)	Schedule B, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(v) of PEA No. 65.

(d)(vii)	Schedule C, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(vi) of PEA No. 65.

(d)(viii)	Schedule D, dated as of April 2, 2012, to the Investment Advisory and Administration Agreement between Registrant and the Investment Adviser, dated June 15, 1994, is incorporated herein by reference to Exhibit (d)(viii) of PEA No. 80.

(d)(ix)	Letter of Agreement between Registrant, the Investment Adviser and Charles Schwab & Co., Inc. (“Schwab”), dated April 30, 2015 is incorporated herein by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 29, 2015.

(d)(x)	Expense Limitation Agreement, on behalf of the Funds listed on Schedule A, between the Investment Adviser, Schwab and Registrant, dated as of May 2, 2007, is incorporated herein by reference to Exhibit (d)(xii) of Post-Effective Amendment No. 66 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on July 18, 2007.

(d)(xi)	Schedule A, dated as of April 2, 2012, to the Expense Limitation Agreement between the Investment Adviser, Schwab and Registrant, dated May 2, 2007, is incorporated herein by reference to Exhibit (d)(xi) of Post-Effective Amendment No. 86 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 25, 2014 (hereinafter referred to as “PEA No. 86”).

(d)(xii)	Expense Waiver Reimbursement Agreement between the Investment Adviser, Schwab and Registrant, dated December 22, 2009, is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 74 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 2, 2010.

(e)(i)	Amended and Restated Distribution Agreement between Registrant and Schwab, dated July 1, 2009, is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 73 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on February 4, 2010 (hereinafter referred to as “PEA No. 73”).

(e)(ii)	Amended Schedule A, dated April 2, 2012, to the Distribution Agreement between Registrant and Schwab, dated July 1, 2009, is incorporated herein by reference to Exhibit (e)(ii) of PEA No. 80.

(f)	Inapplicable.

(g)(i)	Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 59 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 28, 2006 (hereinafter referred to as “PEA No. 59”).

(g)(ii)	Amended Appendix A, dated March 14, 2012, to the Amended and Restated Master Custodian Agreement between Registrant and State Street Bank and Trust Company, dated October 17, 2005, is incorporated herein by reference to Exhibit (g)(ii) of PEA No. 80.

(h)(i)	Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc., dated July 1, 2009, is incorporated herein by reference to Exhibit (h)(i) of PEA No. 73.

(h)(ii)	Amended Schedule A, dated March 14, 2012, to the Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc. is incorporated herein by reference to Exhibit (h)(ii) of PEA No. 80.

(h)(iii)	Shareholder Servicing and Sweep Administration Plan, dated July 1, 2009, is incorporated herein by reference to Exhibit (h)(ii) of PEA No. 73.

(h)(iv)	Amended Schedule A, dated January 20, 2015, to the Shareholder Servicing and Sweep Administration Plan, dated July 1, 2009, is incorporated herein by reference to Exhibit (h)(iv) of Post-Effective Amendment No. 90 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on January 20, 2015 (hereinafter referred to as “PEA No. 90”).

(h)(v)	Amended Schedule B, dated April 2, 2012, to the Shareholder Servicing and Sweep Administration Plan, dated July 1, 2009, is incorporated herein by reference to Exhibit (h)(v) of PEA No. 80.

(h)(vi)	Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005, is incorporated herein by reference to Exhibit (g)(ix) of PEA No. 59.

(h)(vii)	Amended Schedule A, dated April 2, 2012, to the Master Fund Accounting and Services Agreement between Registrant and State Street Bank and Trust Company, dated October 1, 2005 is incorporated herein by reference to Exhibit (h)(vii) of PEA 80.

(i)	Opinion and Consent of Counsel to be filed by amendment.

(j)(i)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(j)(ii)	Powers of Attorney for each of Gerald B. Smith, Charles R. Schwab, David L. Mahoney, Kiran M. Patel, George Pereira, Walter W. Bettinger, II, Joseph Wender, John F. Cogan, and Marie Chandoha are incorporated herein by reference to Post-Effective Amendment No. 76 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 27, 2011.

(j)(iii)	Power of Attorney for Charles A. Ruffel is incorporated herein by reference to Exhibit (j)(iii) of Post-Effective Amendment No. 92 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on April 29, 2015.

(k)	Inapplicable.

(l)(i)	Purchase Agreement between Registrant and Schwab relating to the Schwab U.S. Treasury Money Fund is incorporated herein by reference to Exhibit (13)(a) of PEA No. 33.

(l)(ii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund is incorporated herein by reference to Exhibit (13)(b) of PEA No. 33.

(l)(iii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Investor Money Fund and the Schwab Retirement Advantage Money Fund is incorporated herein by reference to Exhibit (13)(c) of PEA No. 33.

(l)(iv)	Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund is incorporated herein by reference to Exhibit (13)(d) of PEA No. 33.

(l)(v)	Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(e) of PEA No. 33.

(l)(vi)	Purchase Agreement between Registrant and Schwab relating to the Schwab California Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(f) of PEA No. 33.

(l)(vii)	Purchase Agreement between Registrant and Schwab relating to the Schwab New York Municipal Money Fund-Value Advantage Shares is incorporated herein by reference to Exhibit (13)(g) of PEA No. 33.

(l)(viii)	Purchase Agreement between Registrant and Schwab relating to the Schwab New Jersey Municipal Money Fund is incorporated herein by reference to Exhibit (13)(i) of PEA No. 33.

(l)(ix)	Purchase Agreement between Registrant and Schwab relating to the Schwab Pennsylvania Municipal Money Fund is incorporated herein by reference to Exhibit (13)(j) of PEA No. 33.

(l)(x)	Purchase Agreement between Registrant and Schwab relating to the Schwab AMT Tax-Free Money Fund is incorporated herein by reference to Exhibit (13)(k) of Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on December 3, 1997.

(l)(xi)	Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Institutional Shares is incorporated herein by reference to Exhibit (l)(xii) of Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on November 15, 2002.

(l)(xii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Value Advantage Money Fund - Select Shares® is incorporated herein by reference to Exhibit (l)(xiv) of Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on February 24, 2003.

(l)(xiii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Massachusetts Municipal Money Fund is incorporated herein by reference to Exhibit (l)(xiv) of Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on May 8, 2003 (hereinafter referred to as “PEA No. 52”).

(l)(xiv)	Purchase Agreement between Registrant and Schwab relating to the Schwab Municipal Money Fund - Institutional Shares and Select Shares is incorporated herein by reference to Exhibit (l)(xv) of PEA No. 52.

(l)(xv)	Purchase Agreement between Registrant and Schwab relating to the Schwab Cash Reserves – Sweep Shares and Schwab Advisor Cash Reserves – Sweep Shares and Premier Sweep Shares is incorporated herein by reference to Exhibit (l)(xvi) of Post-Effective Amendment No. 55 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on July 8, 2004.

(l)(xvi)	Purchase Agreement between Registrant and Schwab relating to the Schwab California AMT Tax-Free Money Fund – Value Advantage Shares is incorporated herein by reference to Exhibit (l)(xvi) of Post-Effective Amendment No. 68 to Registrant’s Registration Statement on Form N-1A (File No. 811-5954), electronically filed with the SEC on February 29, 2008.

(l)(xvii)	Purchase Agreement between Registrant and Schwab relating to the Schwab Treasury Obligations Fund – Value Advantage Shares and Sweep Shares is incorporated herein by reference to Exhibit (l)(xvii) to PEA No. 80.

(m)	Inapplicable.

(n)(i)	Amended and Restated Multiple Class Plan, adopted on October 20, 1989, amended and restated as of December 10, 2014, is incorporated herein by reference to Exhibit (n)(i) of PEA No. 90.

(n)(ii)	Amended Schedule A, dated December 10, 2014, to the Amended and Restated Multiple Class Plan, adopted on October 20, 1989, amended and restated as of December 10, 2014, is incorporated herein by reference to Exhibit (n)(ii) of PEA No. 90.

(o)	Inapplicable.

(p)	Registrant, Investment Adviser and Schwab Code of Ethics, dated June 14, 2013, is incorporated herein by reference to Exhibit (p) of PEA No. 86.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

The Board of Trustees of the Registrant is identical to the boards of trustees of Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. Each such trust has Charles Schwab Investment Management, Inc. as its investment adviser. In addition, the officers of the Registrant are also identical to those of each such other trust, with the exception of the Chief Legal Officer and Secretary/Clerk. As a result, the above-named trusts may be deemed to be under common control with the Registrant. Nonetheless, the Registrant takes the position that it is not under common control with such other trusts because the power residing in the respective trusts’ boards and officers arises as a result of an official position with each such trust.

ITEM 30.	INDEMNIFICATION.

Article VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated herein by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases Nos. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Registrant’s investment adviser, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as investment manager to Registrant, also serves as the investment manager to Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust, each an open-end management investment company. The principal place of business of the investment adviser is 211 Main Street, San Francisco, California 94105. The only business in which the investment adviser engages is that of investment adviser and administrator to Registrant, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Schwab Strategic Trust, investment adviser to Laudus Trust and Laudus Institutional Trust and any other investment companies that Schwab may sponsor in the future and an investment adviser to certain non-investment company clients.

The business, profession, vocation or employment of a substantial nature in which each director and/or senior or executive officer of the investment adviser (CSIM) is or has been engaged during the past two fiscal years is listed below. The name of any company for which any director and/or senior or executive officer of the investment adviser serves as director, officer, employee, partner or trustee is also listed below.

Name and Position with Adviser	Name of Other Company	Capacity

Charles R. Schwab, Chairman and Director	Charles Schwab & Co., Inc.	Chairman and Director
	Charles Schwab Bank	Chairman and Director
	The Charles Schwab Corporation	Chairman and Director
	Schwab Holdings, Inc.	Chairman, Chief Executive Officer and Director
	Schwab International Holdings, Inc.	Chairman and Chief Executive Officer
	Schwab (SIS) Holdings, Inc. I	Chairman and Chief Executive Officer
	Charles Schwab Foundation	Director
	JustAnswer Corp.	Director
	Museum of American Finance	Advisory Board
	San Francisco Museum of Modern Art	Board of Trustees
	Charles and Helen Schwab Foundation	Director
	Schwab Funds	Chairman and Trustee
	Laudus Funds	Chairman and Trustee
	Yahoo! Inc.	Director

Marie Chandoha, Director, President and Chief Executive Officer	Charles Schwab & Co., Inc.	Executive Vice President and President
	Schwab Funds	President, Chief Executive Officer
	Laudus Funds	President, Chief Executive Officer
	Schwab ETFs	President, Chief Executive Officer
	Charles Schwab Worldwide Funds, PLC	Director
	Charles Schwab Asset Management (Ireland) Limited	Director

Omar Aguilar, Senior Vice President and Chief Investment Officer – Equities	Schwab Funds	Senior Vice President and Chief Investment Officer – Equities
	Laudus Funds	Senior Vice President and Chief Investment Officer – Equities
	Schwab ETFs	Senior Vice President and Chief Investment Officer – Equities

Brett Wander, Senior Vice President and Chief Investment Officer – Fixed Income	Schwab Funds	Senior Vice President and Chief Investment Officer – Fixed Income
	Laudus Funds	Senior Vice President and Chief Investment Officer – Fixed Income
	Schwab ETFs	Senior Vice President and Chief Investment Officer – Fixed Income

David Lekich, Chief Counsel and Senior Vice President	Charles Schwab & Co., Inc.	Senior Vice President and Associate General Counsel
	Schwab Funds	Secretary and Chief Legal Officer
	Laudus Funds	Vice President and Assistant Clerk
	Schwab ETFs	Secretary and Chief Legal Officer

Name and Position with Adviser	Name of Other Company	Capacity

Michael Hogan, Chief Compliance Officer	Schwab Funds	Chief Compliance Officer
	Schwab ETFs	Chief Compliance Officer
	Laudus Funds	Chief Compliance Officer
	Charles Schwab & Co., Inc.	Senior Vice President and Chief Compliance Officer

George Pereira, Senior Vice President, Chief Financial Officer and Chief Operating Officer	Schwab Funds	Treasurer and Principal Financial Officer
	Laudus Funds	Treasurer and Chief Financial Officer
	Schwab ETFs	Treasurer and Principal Financial Officer
	Charles Schwab Worldwide Funds, PLC	Director
	Charles Schwab Asset Management (Ireland) Limited	Director

ITEM 32.	PRINCIPAL UNDERWRITERS.

(a) Schwab acts as principal underwriter and distributor of Registrant’s shares. Schwab also acts as principal underwriter for the Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios and may act as such for any other investment company which Schwab may sponsor in the future.

(b) Information with respect to Schwab’s directors and officers is as follows:

Name	Position and Offices with the Underwriter	Position and Offices with the Registrant
Charles R. Schwab	Chairman	Chairman and Trustee

Walter W. Bettinger II	President and Chief Executive Officer	Trustee

Jay L. Allen	Executive Vice President and Chief Administrative Officer	None

Ron Carter	Executive Vice President, Operational Services	None

Bernard J. Clark	Executive Vice President and Head of Advisor Services	None

David R. Garfield	Executive Vice President, General Counsel and Corporate Secretary	None

Jonathan M. Craig	Executive Vice President and Chief Marketing Officer	None

G. Andrew Gill	Executive Vice President, Client Solutions	None

Terri Kallsen	Executive Vice President, Investor Services	None

Lisa Kidd Hunt	Executive Vice President, International Services and Special Business Development	None

Joseph R. Martinetto	Executive Vice President and Chief Financial Officer	None

James D. McCool	Executive Vice President, Corporate Initiatives	None

Nigel J. Murtagh	Executive Vice President, Corporate Risk	None

Jim McGuire	Executive Vice President and Chief Information Officer	None

Leona Tang	Executive Vice President, Internal Audit	None

Paul V. Woolway	Executive Vice President and President, Charles Schwab Bank	None

Steven H. Anderson	Executive Vice President, Schwab Retirement Plan Services	None

The principal business address of all directors and officers of Schwab is 211 Main Street, San Francisco, CA 94105.

(c) None.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant and Registrant’s investment adviser and administrator, Charles Schwab Investment Management, Inc., 211 Main Street, San Francisco, California 94105; Registrant’s principal underwriter, Charles Schwab & Co., Inc., 211 Main Street, San Francisco, California, 94105; Registrant’s Custodian/Fund Accountant: State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111.

ITEM 34. MANAGEMENT SERVICES.

None.

ITEM 35. UNDERTAKINGS.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post Effective Amendment No. 94 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington in the District of Columbia, on the 30th day of October, 2015.

THE CHARLES SCHWAB FAMILY OF FUNDS
Registrant

Charles R. Schwab*
Charles R. Schwab, Chairman and Trustee

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 94 to Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 30th day of October, 2015.

Signature	Title

Charles R. Schwab*	Chairman and Trustee
Charles R. Schwab

Walter W. Bettinger, II*	Trustee
Walter W. Bettinger, II

John F. Cogan*	Trustee
John F. Cogan

David L. Mahoney*	Trustee
David L. Mahoney

Kiran M. Patel*	Trustee
Kiran M. Patel

Charles A. Ruffel*	Trustee
Charles A. Ruffel

Gerald B. Smith*	Trustee
Gerald B. Smith

Joseph H. Wender*	Trustee
Joseph H. Wender

Marie Chandoha*	President and Chief Executive Officer
Marie Chandoha

George Pereira*	Treasurer and Principal Financial Officer
George Pereira

*By:	/s/ Douglas P. Dick
Douglas P. Dick, Attorney-in-Fact
Pursuant to Power of Attorney